UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-235-1719
Date of fiscal year end:	June 30, 2024
Date of reporting period:	December 31, 2023

ITEM 1 – REPORT TO STOCKHOLDERS

Table of Contents

Financial Statements	1
Notes to Financial Statements	20
Schedules of Investments	35
Financial Highlights (Includes performance information)	92
Shareholder Expense Example	103
Supplemental Information	105

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Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

				Principal
	Principal		Principal	Healthcare
	Active High		Focused Blue	Innovators
	Yield ETF		Chip ETF	ETF
Investment in securities — at cost	$148,797,781		$28,652,425	$75,561,320
Investment in affiliated funds — at cost	$2,025,368		$—	$1,741,806
Foreign currency — at cost	$2		$—	$—
Assets
Investment in securities — at value	$147,935,139	(a)	$30,783,098	$49,105,165	(a)
Investment in affiliated funds — at value	2,025,368		—	1,741,806
Foreign currency — at value	2		—	—
Cash	39,188		35	—
Receivables:
Dividends	50,106		9,299	295
Interest	2,273,032		—	—
Securities lending income	2,713		—	11,545
Fund shares sold	1,882,823		1,139,177	—
Investment securities sold	11,090		10,377	—
Total Assets	154,219,461		31,941,986	50,858,811

Liabilities
Cash overdraft	—		—	573
Accrued management and investment advisory fees	47,510		14,119	16,225
Accrued distribution	905,584		56,457	—
Payables:
Investment securities purchased	1,456,290		1,113,606	—
Collateral obligation on securities loaned — at value	2,025,368		—	1,741,806
Total Liabilities	4,434,752		1,184,182	1,758,604
Net Assets Applicable to Outstanding Shares	$149,784,709		$30,757,804	$49,100,207

Net Assets Consist of:
Capital shares and additional paid-in-capital	$168,704,484		$26,995,761	$96,553,509
Total distributable earnings (accumulated loss)	(18,919,775)		3,762,043	(47,453,302)
Total Net Assets	$149,784,709		$30,757,804	$49,100,207

Net Asset Value Per Share:
Net assets	$149,784,709		$30,757,804	$49,100,207
Shares issued and outstanding	7,950,000		1,080,001	1,350,001
Net asset value per share	$18.84		$28.48	$36.37

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
1

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

	Principal
	Investment			Principal Real
	Grade			Estate Active
	Corporate		Principal	Opportunities
	Active ETF		Quality ETF	ETF
Investment in securities — at cost	$71,944,775		$37,842,658	$8,955,801
Investment in affiliated funds — at cost	$476,560		$—	$—
Assets
Investment in securities — at value	$72,697,668	(a)	$41,608,983	$9,159,610
Investment in affiliated funds — at value	476,560		—	—
Cash	6,672		—	—
Deposits with counterparty	42,720		—	—
Receivables:
Dividends	1,499		18,914	48,635
Interest	719,434		—	—
Securities lending income	724		—	—
Investment securities sold	—		—	82,471
Variation margin on financial derivative instruments	3,119		—	—
Total Assets	73,948,396		41,627,897	9,290,716

Liabilities
Accrued management and investment advisory fees	11,542		4,876	4,893
Accrued distribution	288,505		84,316	67,132
Payables:
Investment securities purchased	—		—	63,495
Collateral obligation on securities loaned — at value	476,560		—	—
Total Liabilities	776,607		89,192	135,520
Net Assets Applicable to Outstanding Shares	$73,171,789		$41,538,705	$9,155,196

Net Assets Consist of:
Capital shares and additional paid-in-capital	$91,692,995		$47,815,190	$8,843,001
Total distributable earnings (accumulated loss)	(18,521,206)		(6,276,485)	312,195
Total Net Assets	$73,171,789		$41,538,705	$9,155,196

Net Asset Value Per Share:
Net assets	$73,171,789		$41,538,705	$9,155,196
Shares issued and outstanding	3,500,001		680,001	380,001
Net asset value per share	$20.91		$61.09	$24.09

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
2

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

	Principal		Principal
	Spectrum		Spectrum Tax-
	Preferred		Advantaged
	Securities		Dividend	Principal U.S.
	Active ETF		Active ETF	Mega-Cap ETF
Investment in securities — at cost	$791,246,032		$21,423,482	$1,703,265,972
Investment in affiliated funds — at cost	$29,508		$—	$—
Assets
Investment in securities — at value	$776,816,870	(a)	$20,592,451	$2,042,129,310
Investment in affiliated funds — at value	29,508		—	—
Deposits with counterparty	—		25,988	—
Receivables:
Dividends	111,171		14,166	2,566,002
Interest	9,006,708		190,639	—
Securities lending income	440		—	—
Fund shares sold	13,078,122		—	—
Investment securities sold	—		—	2,810,989
Expense reimbursement from Advisor	—		—	50,877
Total Assets	799,042,819		20,823,244	2,047,557,178

Liabilities
Cash overdraft	50		—	—
Accrued management and investment advisory fees	343,443		10,460	254,384
Accrued distribution	2,945,379		84,625	7,907,776
Payables:
Investment securities purchased	9,262,238		—	—
Collateral obligation on securities loaned — at value	29,508		—	—
Total Liabilities	12,580,618		95,085	8,162,160
Net Assets Applicable to Outstanding Shares	$786,462,201		$20,728,159	$2,039,395,018

Net Assets Consist of:
Capital shares and additional paid-in-capital	$825,618,734		$23,199,790	$1,789,301,731
Total distributable earnings (accumulated loss)	(39,156,533)		(2,471,631)	250,093,287
Total Net Assets	$786,462,201		$20,728,159	$2,039,395,018

Net Asset Value Per Share:
Net assets	$786,462,201		$20,728,159	$2,039,395,018
Shares issued and outstanding	45,100,005		1,150,001	43,600,001
Net asset value per share	$17.44		$18.02	$46.78

(a)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
3

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

	Principal U.S.		Principal Value
	Small-Cap ETF		ETF
Investment in securities — at cost	$423,339,772		$52,841,441
Investment in affiliated funds — at cost	$1,495,118		$—
Assets
Investment in securities — at value	$462,027,654	(a)	$56,944,009
Investment in affiliated funds — at value	1,495,118		—
Cash	15,943		—
Receivables:
Dividends	432,973		114,567
Securities lending income	384		—
Investment securities sold	—		143,314
Total Assets	463,972,072		57,201,890

Liabilities
Accrued management and investment advisory fees	134,676		6,878
Accrued distribution	1,119,832		344,133
Collateral obligation on securities loaned — at value	1,495,118		—
Total Liabilities	2,749,626		351,011
Net Assets Applicable to Outstanding Shares	$461,222,446		$56,850,879

Net Assets Consist of:
Capital shares and additional paid-in-capital	$599,610,068		$81,448,839
Total distributable earnings (accumulated loss)	(138,387,622)		(24,597,960)
Total Net Assets	$461,222,446		$56,850,879

Net Asset Value Per Share:
Net assets	$461,222,446		$56,850,879
Shares issued and outstanding	10,040,001		1,310,001
Net asset value per share	$45.94		$43.40

(a)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
4

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2023 (unaudited)

			Principal
	Principal	Principal	Healthcare
	Active High	Focused Blue	Innovators
	Yield ETF	Chip ETF (a)	ETF
Net Investment Income (Loss)
Income:
Dividend	$112,303	$99,488	$11,863
Withholding tax	—	(548)	—
Interest	3,952,079	—	—
Securities lending — net	28,847	—	45,678
Total Income	4,093,229	98,940	57,541

Expenses:
Management and investment advisory fees	224,308	42,683	99,397
Total Expenses	224,308	42,683	99,397
Net Investment Income (Loss)	3,868,921	56,257	(41,856)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(1,119,066)	18,046	1,007,966
In-kind redemptions	—	1,613,524	502,149
Change in unrealized appreciation (depreciation) of:
Investments	6,332,935	2,130,673	(2,158,865)
Net Realized and Unrealized Gain (Loss)	5,213,869	3,762,243	(648,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,082,790	$3,818,500	$(690,606)

(a) Period from July 12, 2023, date operations commenced, through December 31, 2023.

See accompanying notes.
5

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2023 (unaudited)

	Principal
	Investment		Principal Real
	Grade		Estate Active
	Corporate	Principal	Opportunities
	Active ETF	Quality ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$19,551	$205,398	$141,285
Withholding tax	—	(748)	—
Interest	1,442,741	—	—
Securities lending — net	2,292	—	—
Total Income	1,464,584	204,650	141,285

Expenses:
Management and investment advisory fees	56,238	27,430	22,045
Total Expenses	56,238	27,430	22,045
Net Investment Income (Loss)	1,408,346	177,220	119,240

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(1,077,679)	(1,202)	(23,551)
In-kind redemptions	—	2,623,378	168,915
Futures contracts	12,111	—	—
Change in unrealized appreciation (depreciation) of:
Investments	3,351,440	66,484	675,028
Futures contracts	(61,156)	—	—
Net Realized and Unrealized Gain (Loss)	2,224,716	2,688,660	820,392
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,633,062	$2,865,880	$939,632

See accompanying notes.
6

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2023 (unaudited)

	Principal	Principal
	Spectrum	Spectrum Tax-
	Preferred	Advantaged
	Securities	Dividend	Principal U.S.
	Active ETF	Active ETF	Mega-Cap ETF
Net Investment Income (Loss)
Income:
Dividend	$393,062	$68,739	$13,811,954
Interest	15,891,518	480,488	—
Securities lending — net	9,399	—	—
Total Income	16,293,979	549,227	13,811,954

Expenses:
Management and investment advisory fees	1,740,749	60,665	1,243,013
Less: Reimbursement from Advisor	—	—	(248,603)
Total Expenses	1,740,749	60,665	994,410
Net Investment Income (Loss)	14,553,230	488,562	12,817,544

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(415,744)	(96,054)	171,389
In-kind redemptions	—	—	4,545,660
Change in unrealized appreciation (depreciation) of:
Investments	29,912,254	901,432	137,704,874
Net Realized and Unrealized Gain (Loss)	29,496,510	805,378	142,421,923
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,049,740	$1,293,940	$155,239,467

See accompanying notes.
7

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2023 (unaudited)

	Principal U.S.	Principal Value
	Small-Cap ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$2,525,423	$623,077
Withholding tax	(2,999)	—
Securities lending — net	1,563	—
Total Income	2,523,987	623,077

Expenses:
Management and investment advisory fees	581,090	31,835
Total Expenses	581,090	31,835
Net Investment Income (Loss)	1,942,897	591,242

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(390,289)	(399,647)
In-kind redemptions	2,891,334	34,881
Change in unrealized appreciation (depreciation) of:
Investments	33,001,236	3,867,695
Net Realized and Unrealized Gain (Loss)	35,502,281	3,502,929
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,445,178	$4,094,171

See accompanying notes.
8

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active High Yield ETF
	Period ended	Year ended
	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$3,868,921	$10,150,990
Net realized gain (loss)	(1,119,066)	(14,043,951)
Change in unrealized appreciation (depreciation)	6,332,935	25,524,711
Net Increase (Decrease) in Net Assets Resulting from Operations	9,082,790	21,631,750

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(4,709,498)	(11,723,824)
Total Dividends and Distributions	(4,709,498)	(11,723,824)

Capital Share Transactions
Net increase (decrease) in capital share transactions	40,317,360	(123,588,810)
Total Increase (Decrease) in Net Assets	44,690,652	(113,680,884)

Net Assets
Beginning of period	105,094,057	218,774,941
End of period	$149,784,709	$105,094,057

Capital Share Transactions
Dollars:
Sold	$40,317,360	$170,914,816
Redeemed	—	(294,503,626)
Net Increase (Decrease)	$40,317,360	$(123,588,810)
Shares:
Sold	2,200,000	9,400,000
Redeemed	—	(16,000,000)
Net Increase (Decrease)	2,200,000	(6,600,000)

See accompanying notes.
9

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Focused
Blue Chip ETF
Period ended
December 31, 2023 (a)
Operations
Net investment income (loss)	$56,257
Net realized gain (loss)	1,631,570
Change in unrealized appreciation (depreciation)	2,130,673
Net Increase (Decrease) in Net Assets Resulting from Operations	3,818,500

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(56,457)
Total Dividends and Distributions	(56,457)

Capital Share Transactions
Net increase (decrease) in capital share transactions	26,995,761
Total Increase (Decrease) in Net Assets	30,757,804

Net Assets
Beginning of period	—
End of period	$30,757,804

Capital Share Transactions
Dollars:
Sold	$41,704,466
Redeemed	(14,708,705)
Net Increase (Decrease)	$26,995,761
Shares:
Sold	1,620,001
Redeemed	(540,000)
Net Increase (Decrease)	1,080,001

(a) Period from July 12, 2023, date operations commenced, through December 31, 2023.

See accompanying notes.
10

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators ETF
Period ended		Year ended
December 31, 2023		June 30, 2023
Operations
Net investment income (loss)	$(41,856)	$(118,694)
Net realized gain (loss)	1,510,115	(13,831,536)
Change in unrealized appreciation (depreciation)	(2,158,865)	19,829,648
Net Increase (Decrease) in Net Assets Resulting from Operations	(690,606)	5,879,418

Capital Share Transactions
Net increase (decrease) in capital share transactions	(4,206,532)	(5,157,228)
Total Increase (Decrease) in Net Assets	(4,897,138)	722,190

Net Assets
Beginning of period	53,997,345	53,275,155
End of period	$49,100,207	$53,997,345

Capital Share Transactions
Dollars:
Sold	$1,783,852	$1,657,546
Redeemed	(5,990,384)	(6,814,774)
Net Increase (Decrease)	$(4,206,532)	$(5,157,228)
Shares:
Sold	50,000	50,000
Redeemed	(200,000)	(200,000)
Net Increase (Decrease)	(150,000)	(150,000)

See accompanying notes.
11

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Investment Grade Corporate
	Active ETF
Period ended		Year ended
December 31, 2023		June 30, 2023
Operations
Net investment income (loss)	$1,408,346	$3,068,027
Net realized gain (loss)	(1,065,568)	(64,443,368)
Change in unrealized appreciation (depreciation)	3,290,284	65,388,314
Net Increase (Decrease) in Net Assets Resulting from Operations	3,633,062	4,012,973

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(1,637,613)	(4,589,877)
Total Dividends and Distributions	(1,637,613)	(4,589,877)

Capital Share Transactions
Net increase (decrease) in capital share transactions	24,002,144	(321,275,205)
Total Increase (Decrease) in Net Assets	25,997,593	(321,852,109)

Net Assets
Beginning of period	47,174,196	369,026,305
End of period	$73,171,789	$47,174,196

Capital Share Transactions
Dollars:
Sold	$24,002,144	$41,226,063
Redeemed	—	(362,501,268)
Net Increase (Decrease)	$24,002,144	$(321,275,205)
Shares:
Sold	1,200,000	1,950,000
Redeemed	—	(16,550,000)
Net Increase (Decrease)	1,200,000	(14,600,000)

See accompanying notes.
12

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Quality ETF
Period ended		Year ended
December 31, 2023		June 30, 2023
Operations
Net investment income (loss)	$177,220	$388,565
Net realized gain (loss)	2,622,176	1,353,440
Change in unrealized appreciation (depreciation)	66,484	4,996,312
Net Increase (Decrease) in Net Assets Resulting from Operations	2,865,880	6,738,317

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(260,916)	(527,129)
Total Dividends and Distributions	(260,916)	(527,129)

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,238,062	(15,004,459)
Total Increase (Decrease) in Net Assets	4,843,026	(8,793,271)

Net Assets
Beginning of period	36,695,679	45,488,950
End of period	$41,538,705	$36,695,679

Capital Share Transactions
Dollars:
Sold	$20,201,099	$5,213,657
Redeemed	(17,963,037)	(20,218,116)
Net Increase (Decrease)	$2,238,062	$(15,004,459)
Shares:
Sold	350,000	100,000
Redeemed	(320,000)	(400,000)
Net Increase (Decrease)	30,000	(300,000)

See accompanying notes.
13

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Real Estate Active
	Opportunities ETF
Period ended		Period ended
December 31, 2023		June 30, 2023
Operations
Net investment income (loss)	$119,240	$120,599
Net realized gain (loss)	145,364	(55,825)
Change in unrealized appreciation (depreciation)	675,028	(319,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	939,632	(254,711)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(136,132)	(128,638)
Total Dividends and Distributions	(136,132)	(128,638)

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,908,608	436,840
Total Increase (Decrease) in Net Assets	3,712,108	53,491

Net Assets
Beginning of period	5,443,088	5,389,597
End of period	$9,155,196	$5,443,088

Capital Share Transactions
Dollars:
Sold	$4,685,438	$436,840
Redeemed	(1,776,830)	—
Net Increase (Decrease)	$2,908,608	$436,840
Shares:
Sold	220,000	20,000
Redeemed	(80,000)	—
Net Increase (Decrease)	140,000	20,000

See accompanying notes.
14

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Preferred Securities
	Active ETF
	Period ended	Year ended
	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$14,553,230	$18,424,959
Net realized gain (loss)	(415,744)	(13,463,446)
Change in unrealized appreciation (depreciation)	29,912,254	8,786,436
Net Increase (Decrease) in Net Assets Resulting from Operations	44,049,740	13,747,949

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(18,154,872)	(20,075,762)
Total Dividends and Distributions	(18,154,872)	(20,075,762)

Capital Share Transactions
Net increase (decrease) in capital share transactions	184,581,104	237,357,268
Total Increase (Decrease) in Net Assets	210,475,972	231,029,455

Net Assets
Beginning of period	575,986,229	344,956,774
End of period	$786,462,201	$575,986,229

Capital Share Transactions
Dollars:
Sold	$184,581,104	$317,487,703
Redeemed	—	(80,130,435)
Net Increase (Decrease)	$184,581,104	$237,357,268
Shares:
Sold	10,950,000	18,650,000
Redeemed	—	(4,550,000)
Net Increase (Decrease)	10,950,000	14,100,000

See accompanying notes.
15

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Tax-Advantaged
	Dividend Active ETF
Period ended		Year ended
December 31, 2023		June 30, 2023
Operations
Net investment income (loss)	$488,562	$995,863
Net realized gain (loss)	(96,054)	(994,934)
Change in unrealized appreciation (depreciation)	901,432	141,114
Net Increase (Decrease) in Net Assets Resulting from Operations	1,293,940	142,043

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(647,130)	(1,148,780)
Total Dividends and Distributions	(647,130)	(1,148,780)

Total Increase (Decrease) in Net Assets	646,810	(1,006,737)

Net Assets
Beginning of period	20,081,349	21,088,086
End of period	$20,728,159	$20,081,349

Capital Share Transactions
Dollars:
Sold	$—	$—
Redeemed	—	—
Net Increase (Decrease)	$—	$—
Shares:
Sold	—	—
Redeemed	—	—
Net Increase (Decrease)	—	—

See accompanying notes.
16

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Mega-Cap ETF
	Period ended	Year ended
	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$12,817,544	$18,391,342
Net realized gain (loss)	4,717,049	41,048,130
Change in unrealized appreciation (depreciation)	137,704,874	199,046,571
Net Increase (Decrease) in Net Assets Resulting from Operations	155,239,467	258,486,043

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(17,950,099)	(19,885,169)
Total Dividends and Distributions	(17,950,099)	(19,885,169)

Capital Share Transactions
Net increase (decrease) in capital share transactions	438,252,129	(142,174,201)
Total Increase (Decrease) in Net Assets	575,541,497	96,426,673

Net Assets
Beginning of period	1,463,853,521	1,367,426,848
End of period	$2,039,395,018	$1,463,853,521

Capital Share Transactions
Dollars:
Sold	$453,020,174	$206,613,201
Redeemed	(14,768,045)	(348,787,402)
Net Increase (Decrease)	$438,252,129	$(142,174,201)
Shares:
Sold	10,430,000	5,200,000
Redeemed	(330,000)	(9,050,000)
Net Increase (Decrease)	10,100,000	(3,850,000)

See accompanying notes.
17

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap ETF (a)
	Period ended	Year ended
	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$1,942,897	$4,061,837
Net realized gain (loss)	2,501,045	(63,556,738)
Change in unrealized appreciation (depreciation)	33,001,236	112,599,822
Net Increase (Decrease) in Net Assets Resulting from Operations	37,445,178	53,104,921

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(2,291,140)	(6,213,838)
Total Dividends and Distributions	(2,291,140)	(6,213,838)

Capital Share Transactions
Net increase (decrease) in capital share transactions	224,777,137	(461,864,330)
Total Increase (Decrease) in Net Assets	259,931,175	(414,973,247)

Net Assets
Beginning of period	201,291,271	616,264,518
End of period	$461,222,446	$201,291,271

Capital Share Transactions
Dollars:
Sold	$238,640,229	$16,238,484
Redeemed	(13,863,092)	(478,102,814)
Net Increase (Decrease)	$224,777,137	$(461,864,330)
Shares:
Sold	5,620,000	400,000
Redeemed	(330,000)	(11,850,000)
Net Increase (Decrease)	5,290,000	(11,450,000)

(a) Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.

See accompanying notes.
18

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Value ETF
Period ended		Year ended
December 31, 2023		June 30, 2023
Operations
Net investment income (loss)	$591,242	$1,631,621
Net realized gain (loss)	(364,766)	5,117,793
Change in unrealized appreciation (depreciation)	3,867,695	5,432,725
Net Increase (Decrease) in Net Assets Resulting from Operations	4,094,171	12,182,139

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(894,034)	(4,060,672)
Total Dividends and Distributions	(894,034)	(4,060,672)

Capital Share Transactions
Net increase (decrease) in capital share transactions	16,310,760	(186,656,742)
Total Increase (Decrease) in Net Assets	19,510,897	(178,535,275)

Net Assets
Beginning of period	37,339,982	215,875,257
End of period	$56,850,879	$37,339,982

Capital Share Transactions
Dollars:
Sold	$17,090,809	$39,360,027
Redeemed	(780,049)	(226,016,769)
Net Increase (Decrease)	$16,310,760	$(186,656,742)
Shares:
Sold	430,000	1,000,000
Redeemed	(20,000)	(5,650,000)
Net Increase (Decrease)	410,000	(4,650,000)

See accompanying notes.
19

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven series, Principal Active High Yield ETF, Principal Focused Blue Chip ETF, Principal Healthcare Innovators ETF, Principal Investment Grade Corporate Active ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares with the exception of Principal Focused Blue Chip ETF, Principal Healthcare Innovators ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF which are issued and redeemed in aggregations of 20,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active High Yield ETF	NYSE Arca
Principal Focused Blue Chip ETF	Cboe BZX Exchange, Inc.
Principal Healthcare Innovators ETF	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Quality ETF	The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF	NYSE Arca
Principal Spectrum Preferred Securities Active ETF	NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF	NYSE Arca
Principal U.S. Mega-Cap ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap ETF	The Nasdaq Stock Market LLC
Principal Value ETF	The Nasdaq Stock Market LLC

Principal Real Estate Active Opportunities ETF initial investment and commencement of operations was May 18, 2022.

Effective July 8, 2022 and July 15, 2022, Principal U.S. Small-Cap Multi-Factor ETF and Principal Healthcare Innovators ETF changed from passively managed funds to actively managed funds, respectively.

Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.

Principal Focused Blue Chip ETF initial investment and commencement of operations was July 12, 2023.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

2. Significant Accounting Policies

Security Valuation. The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund's closing NAV per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

2. Significant Accounting Policies (continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.

Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated into at least a Creation Unit, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the period ended

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

2. Significant Accounting Policies (continued)

December 31, 2023, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds' financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds' financial statements.

Tracking Basket Structure. Principal Focused Blue Chip ETF and Principal Real Estate Active Opportunities ETF operate pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and do not publicly disclose its complete portfolio holdings each business day. Instead, the Funds publish each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of the Funds but is not the Funds' actual portfolio. The Funds' Tracking Basket structure may affect the price at which shares of the Funds trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Funds at or close to the Funds' NAV, there is a risk that market prices will vary significantly from NAV.

3. Operating Policies

Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security's equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution's continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution's discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer's liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

3. Operating Policies (continued) level is breached, the issuer's decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended December 31, 2023, the Funds did not engage in cross trades.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. As of December 31, 2023, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF were $42,720 and $25,988 respectively.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management's experience, the risk of loss would be remote.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

3. Operating Policies (continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.

Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of Investments.

In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2023, there were no unfunded loan commitments.

Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

3. Operating Policies (continued)

As of December 31, 2023, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:

Total Percentage of
Fund		Outstanding Shares Owned
Principal Active High Yield ETF		27.60%
Principal U.S. Mega-Cap ETF			82.44
Principal U.S. Small-Cap ETF			85.66

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S.
Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal
National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and
Statements of Operations information about derivatives can be found:

	Asset Derivatives		Liability Derivatives
	December 31, 2023		December 31, 2023

	Statement of Assets and		Statement of Assets and
Derivatives not accounted for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Receivables, Total		Payables, Total
	distributable earnings		distributable earnings
	(accumulated loss)	$131,929	* (accumulated loss)	$(135,281	) *

* Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.

			Net Realized Gain or	Net Change in Unrealized
			(Loss) on Derivatives	Appreciation
	Location of Gain or (Loss) on		Recognized in	(Depreciation) of
	Derivatives Recognized in		Statement of	Derivatives Recognized in
Derivatives not accounted for as hedging instruments	Statement of Operations		Operations	Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures contracts		$12,111	$(61,156)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

3. Operating Policies (continued)

The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the period ended December 31, 2023:

Contract Type	Derivative Type	Average Notional
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures — Short	$3,652,250
	Futures — Long	1,753,245

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

4. Fair Valuation (continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Funds' securities carried at fair value:

			Level 2 —
			Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$—		$129,834,827	$	— $	129,834,827
Senior Floating Rate Interests*	—		8,199,632		—	8,199,632
U.S. Government & Government Agency
Obligations*	—		1,558,029		—	1,558,029
Investment Companies	10,368,019		—		—	10,368,019
Total investments in securities	$10,368,019		$139,592,488	$	— $	149,960,507

Principal Focused Blue Chip ETF
Common Stocks*	$30,714,126	$	— $		— $	30,714,126
Investment Companies	68,972		—		—	68,972
Total investments in securities	$30,783,098	$	— $		— $	30,783,098

Principal Healthcare Innovators ETF
Common Stocks*
Basic Materials	$45,719	$	— $		— $	45,719
Consumer, Non-cyclical	48,838,460		—		3,797	48,842,257
Industrial	105,735		—		—	105,735
Technology	36,945		—		—	36,945
Investment Companies	1,816,315		—		—	1,816,315
Total investments in securities	$50,843,174	$	— $		3,797	$50,846,971

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

4. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		69,339,351	$	— $	69,339,351
U.S. Government & Government Agency
Obligations*		—		3,111,088		—	3,111,088
Investment Companies		723,789		—		—	723,789
Total investments in securities		$723,789		$72,450,439	$	— $	73,174,228
Derivative Assets
Interest rate contracts
Futures		$131,929	$	— $		— $	131,929
Derivative Liabilities
Interest rate contracts
Futures		$(135,281	) $	— $		— $	(135,281)

Principal Quality ETF
Common Stocks*		$41,488,810	$	— $		— $	41,488,810
Investment Companies		120,173		—		—	120,173
Total investments in securities		$41,608,983	$	— $		— $	41,608,983

Principal Real Estate Active Opportunities ETF
Common Stocks*		$8,944,507	$	— $		— $	8,944,507
Investment Companies		215,103		—		—	215,103
Total investments in securities		$9,159,610	$	— $		— $	9,159,610

Principal Spectrum Preferred Securities Active ETF
Bonds*	$			$757,035,926	$	— $	757,035,926
Investment Companies		19,810,452		—		—	19,810,452
Total investments in securities		$19,810,452		$757,035,926	$	— $	776,846,378

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,110,692	$	— $		— $	2,110,692
Bonds*		—		17,914,921		—	17,914,921
Investment Companies		566,838		—		—	566,838
Total investments in securities		$2,677,530		$17,914,921	$	— $	20,592,451

Principal U.S. Mega-Cap ETF
Common Stocks*		$2,034,328,572	$	— $		— $	2,034,328,572
Investment Companies		7,800,738		—		—	7,800,738
Total investments in securities		$2,042,129,310	$	— $		— $	2,042,129,310

Principal U.S. Small-Cap ETF
Common Stocks*
Basic Materials		$10,515,201	$	— $		— $	10,515,201
Communications		17,524,435		—		—	17,524,435
Consumer, Cyclical		54,541,521		—		—	54,541,521
Consumer, Non-cyclical		105,019,321		—		3,863	105,023,184
Energy		33,453,676		—		—	33,453,676
Financial		96,633,760		—		—	96,633,760
Industrial		80,411,338		—		—	80,411,338
Technology		49,796,636		—		—	49,796,636
Utilities		12,239,612		—		—	12,239,612
Investment Companies		3,383,409		—		—	3,383,409
Total investments in securities		$463,518,909	$	— $		3,863	$463,522,772

Principal Value ETF
Common Stocks*		$56,644,659	$	— $		— $	56,644,659
Investment Companies		299,350		—		—	299,350
Total investments in securities		$56,944,009	$	— $		— $	56,944,009

* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators ETF	0.42%	0.40%	0.38%	0.37%

Fund				All Assets
Principal Active High Yield ETF				0.39%
Principal Focused Blue Chip ETF				0.58
Principal Investment Grade Corporate Active ETF				0.19
Principal Quality ETF				0.15
Principal Real Estate Active Opportunities ETF				0.65
Principal Spectrum Preferred Securities Active ETF				0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF				0.60
Principal U.S. Mega-Cap ETF				0.15
Principal U.S. Small-Cap ETF				0.38
Principal Value ETF				0.15

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF is 0.12% through October 31, 2024. No other Funds had expense limitation agreements in place during the year.

Affiliated Ownership. At December 31, 2023, Principal Financial Services, Inc., (an affiliate of the Advisor), Principal Funds, Inc., (an affiliate to the Advisor), and Principal Variable Contracts Funds, Inc., (an affiliate of the Advisor) owned Shares of the Funds as follows:

Fund	Shares
Principal Active High Yield ETF	2,194,200
Principal Focused Blue Chip ETF	198,099
Principal Real Estate Active Opportunities ETF	199,204
Principal Spectrum Tax-Advantaged Dividend Active ETF	995,521
Principal U.S. Mega-Cap ETF	35,944,800
Principal U.S. Small-Cap ETF	8,600,000

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

6. Investment Transactions

For the period ended December 31, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active High Yield ETF	$34,144,276	$20,458,917	$—	$1,468,794
Principal Focused Blue Chip ETF	1,915,613	1,521,182	—	—
Principal Healthcare Innovators ETF	4,383,493	4,022,929	—	—
Principal Investment Grade Corporate Active ETF	28,984,224	28,552,556	17,010,290	16,386,859
Principal Quality ETF	18,690	12,793	—	—
Principal Real Estate Active Opportunities ETF	1,041,714	1,102,594	—	—
Principal Spectrum Preferred Securities Active ETF	163,544,071	20,159,785	—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	1,945,213	2,230,256	—	—
Principal U.S. Mega-Cap ETF	2,702,538	6,201,758	—	—
Principal U.S. Small-Cap ETF	8,634,508	7,060,062	—	—
Principal Value ETF	24,526,113	24,793,238	—	—

For the period ended December 31, 2023, in-kind transactions were as follows:

Fund	Purchases	Sales
Principal Active High Yield ETF	$26,614,996	$—
Principal Focused Blue Chip ETF	40,926,946	14,369,163
Principal Healthcare Innovators ETF	1,778,616	5,972,183
Principal Investment Grade Corporate Active ETF	22,098,018	—
Principal Quality ETF	20,161,144	17,916,471
Principal Real Estate Active Opportunities ETF	4,412,584	1,608,088
Principal Spectrum Preferred Securities Active ETF	31,435,257	—
Principal U.S. Mega-Cap ETF	450,667,309	14,709,100
Principal U.S. Small-Cap ETF	237,664,231	13,807,791
Principal Value ETF	17,077,074	777,016

Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2023, and December 31, 2023 was as follows:

	Ordinary Income		Long-Term Capital Gain*		Section 1250 Gain**
	Period ended		Period ended		Period ended
	December 31,	Period ended	December 31,	Period ended	December 31,	Period ended
Fund	2023	June 30, 2023	2023	June 30, 2023	2023	June 30, 2023
Principal Active High Yield ETF $	4,709,498	$11,723,824	$—	$—	$—	$—
Principal Focused Blue Chip ETF	56,457	N/A	—	N/A	—	N/A
Principal Investment Grade
Corporate Active ETF	1,637,613	4,589,877	—	—	—	—
Principal Quality ETF	260,916	527,129	—	—	—	—
Principal Real Estate Active
Opportunities ETF	136,132	125,835	—	1,790	—	1,013
Principal Spectrum Preferred
Securities Active ETF	18,154,872	20,075,762	—	—	—	—
Principal Spectrum Tax-
Advantaged Dividend Active ETF	647,130	1,148,780	—	—	—	—
Principal U.S. Mega-Cap ETF	17,950,099	19,885,169	—	—	—	—
Principal U.S. Small-Cap ETF	2,291,140	6,213,838	—	—	—	—
Principal Value ETF	894,034	4,060,672	—	—	—	—

* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

** Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2023, the components of distributable earnings (accumulated loss) on a federal income tax basis were:

							Late Year
							Ordinary and
	Undistributed Undistributed Unrealized Post October								Other
	Ordinary	Long-Term Appreciation/ Capital Loss Capital Loss							Temporary
Fund	Income	Capital Gains (Depreciation) Deferrals Carryforward Differences*
Principal Active High Yield ETF	$656,023	$	— $	(7,931,831	) $	— $	(16,035,217)		$(17,958)
Principal Healthcare Innovators ETF	—		—	(24,621,653)			(22,787)	(22,118,256)	—
Principal Investment Grade Corporate Active ETF	193,559		—	(2,771,882)			—	(17,938,332)	—
Principal Quality ETF	83,653		—	3,696,087			—	(12,661,189)	—
Principal Real Estate Active Opportunities ETF	36,613		—	(471,965)			—	(55,953)	—
Principal Spectrum Preferred Securities Active ETF	2,357,841		—	(51,137,916)			—	(16,867,569)	(596,243)
Principal Spectrum Tax-Advantaged Dividend Active ETF	80,896		—	(2,137,437)			—	(1,079,880)	(17,980)
Principal U.S. Mega-Cap ETF	5,163,903		—	200,801,873			—	(93,161,857)	—
Principal U.S. Small-Cap ETF	461,676		—	5,555,223			—	(179,558,559)	—
Principal Value ETF	317,403		—	214,982			—	(28,330,482)	—

*	Represents book-to-tax accounting differences.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

7. Federal Tax Information (continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2023, the Funds had approximate net capital loss carryforwards as follows:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active High Yield ETF	$8,931,997	$7,103,220	$16,035,217 $ 1,874,152**
Principal Healthcare Innovators ETF	7,798,727	14,319,529	22,118,256	—
Principal Investment Grade Corporate Active ETF	6,804,194	11,134,138	17,938,332	473,238
Principal Quality ETF	11,535,823	1,125,366	12,661,189	—
Principal Real Estate Active Opportunities ETF	52,803	3,150	55,953	—
Principal Spectrum Preferred Securities Active ETF	5,405,847	11,461,722	16,867,569	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	410,394	669,486	1,079,880	—
Principal U.S. Mega-Cap ETF	80,544,792	12,617,065	93,161,857	—
Principal U.S. Small-Cap ETF	136,509,426	43,049,133	179,558,559	—
Principal Value ETF	26,205,033	2,125,449	28,330,482	230,798

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
** Certain losses are subject to an annual limit of $1,874,152 and certain losses are subject to an additional annual limit of $6,296,672.

All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated
Investment Company Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.

For the year ended June 30, 2023, the Fund utilized capital loss carryforwards as follows:

	Short-Term	Long-Term
Fund	Utilized	Utilized
Principal Quality ETF	$365,231	$—
Principal Value ETF	187,203	63,135

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2023, the Funds intend to defer late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Capital Loss
Principal Healthcare Innovators ETF	$22,787	$—

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2023, the Funds recorded reclassifications as follows:

33

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2023 (unaudited)

7. Federal Tax Information (continued)

	Total
Distributable Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active High Yield ETF	$10,235,610	$(10,235,610)
Principal Healthcare Innovators ETF	(657,096)	657,096
Principal Investment Grade Corporate Active ETF	56,092,908	(56,092,908)
Principal Quality ETF	(1,580,891)	1,580,891
Principal Real Estate Active Opportunities ETF	(4)	4
Principal Spectrum Preferred Securities Active ETF	3,171,030	(3,171,030)
Principal Spectrum Tax-Advantaged Dividend Active ETF	(1)	1
Principal U.S. Mega-Cap ETF	(66,233,347)	66,233,347
Principal U.S. Small-Cap ETF	31,829,343	(31,829,343)
Principal Value ETF	(4,887,348)	4,887,348

Federal Income Tax Basis. As of June 30, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active High Yield ETF	$69,282	$(8,001,113)	$(7,931,831)	$115,099,104
Principal Healthcare Innovators ETF	5,698,445	(30,320,097)	(24,621,652)	80,057,611
Principal Investment Grade Corporate Active ETF	91,177	(2,863,059)	(2,771,882)	49,874,904
Principal Quality ETF	4,648,653	(952,566)	3,696,087	32,984,964
Principal Real Estate Active Opportunities ETF	81,858	(553,823)	(471,965)	5,891,744
Principal Spectrum Preferred Securities Active ETF	1,221,182	(52,359,097)	(51,137,915)	621,433,289
Principal Spectrum Tax-Advantaged Dividend Active ETF	75,415	(2,212,854)	(2,137,439)	22,006,451
Principal U.S. Mega-Cap ETF	229,402,393	(28,600,520)	200,801,873	1,262,477,407
Principal U.S. Small-Cap ETF	25,665,607	(20,110,384)	5,555,223	196,399,637
Principal Value ETF	2,454,126	(2,239,144)	214,982	37,054,324

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2023 (unaudited)

	Principal
BONDS — 86.68%	Amount	Value

Aerospace & Defense — 2.49%
Bombardier, Inc.
7.50%, 02/01/2029 (a),(b)	$755,000	$767,516
8.75%, 11/15/2030 (a)	994,000	1,058,315
Triumph Group, Inc.
7.75%, 08/15/2025 (b)	1,908,000	1,901,877
		$3,727,708

Airlines — 0.05%
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 07/07/2027	87,275	82,641

Auto Manufacturers — 0.83%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,016,000	972,223
4.54%, 08/01/2026	279,000	270,158
		$1,242,381

Auto Parts & Equipment — 2.01%
Dana, Inc.
4.25%, 09/01/2030	1,605,000	1,422,555
Tenneco, Inc.
8.00%, 11/17/2028 (a)	1,864,000	1,591,390
		$3,013,945

Banks — 2.89%
Barclays PLC
(5-year Treasury Constant Maturity Rate + 5.43%),
8.00%, 03/15/2029 (c),(d)	2,234,000	2,192,475
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 3.13%),
4.60%, 02/01/2025 (c),(d)	2,222,000	2,142,719
		$4,335,194

Building Materials — 2.41%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028 (a)	1,274,000	1,305,850
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	2,336,000	2,299,977
		$3,605,827

Chemicals — 4.06%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,508,000	1,276,944
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (a),(e)	2,218,650	1,653,028
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (a),(b)	2,527,000	2,244,382
Tronox, Inc.
4.63%, 03/15/2029 (a)	1,029,000	911,486
		$6,085,840

Commercial Services — 3.06%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (a)	1,290,000	1,277,822
Garda World Security Corp.
6.00%, 06/01/2029 (a)	262,000	234,851
9.50%, 11/01/2027 (a)	1,345,000	1,355,960

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Commercial Services (continued)
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (a)	$1,778,000	$1,711,142
		$4,579,775

Computers — 1.43%
Seagate HDD Cayman
5.75%, 12/01/2034	815,000	782,277
9.63%, 12/01/2032	1,189,525	1,360,222
		$2,142,499

Distribution/Wholesale — 0.36%
Verde Purchaser LLC
10.50%, 11/30/2030 (a)	535,000	539,093

Diversified Financial Services — 7.02%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	2,228,000	2,199,923
Credit Acceptance Corp.
9.25%, 12/15/2028 (a)	1,271,000	1,354,823
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (a),(e)	2,275,558	2,139,025
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	1,191,000	1,244,860
8.38%, 05/01/2028 (a)	1,259,000	1,318,614
OneMain Finance Corp.
3.50%, 01/15/2027	167,000	154,549
4.00%, 09/15/2030	2,085,000	1,784,250
6.63%, 01/15/2028	318,000	321,033
		$10,517,077

Electric — 3.80%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)	2,416,000	2,128,039
GenOn Energy, Inc.
0.00%, 10/15/2020 (f),(g),(h)	3,100,000	—
NextEra Energy Operating Partners LP
7.25%, 01/15/2029 (a)	760,000	795,649
NRG Energy, Inc.
3.88%, 02/15/2032 (a)	148,000	126,695
(5-year Treasury Constant Maturity Rate + 5.92%),
10.25%, 03/15/2028 (a),(c),(d)	301,000	313,367
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (a),(c),(d)	919,000	905,215
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	1,524,000	1,422,668
		$5,691,633

Electronics — 0.91%
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	1,544,000	1,359,848

Entertainment — 6.33%
Boyne USA, Inc.
4.75%, 05/15/2029 (a)	1,980,000	1,861,981

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Entertainment (continued)
CCM Merger, Inc.
6.38%, 05/01/2026 (a)		$2,074,000	$2,022,150
Churchill Downs, Inc.
5.75%, 04/01/2030 (a)		2,249,000	2,192,756
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)		1,788,000	1,640,319
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (a),(b)		1,816,000	1,358,550
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)		393,000	409,279
			$9,485,035

Food — 2.43%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (a)		1,796,000	1,787,020
Pilgrim's Pride Corp.
3.50%, 03/01/2032		1,917,000	1,620,670
4.25%, 04/15/2031		251,000	226,709
			$3,634,399

Forest Products & Paper — 0.48%
Mercer International, Inc.
5.13%, 02/01/2029		774,000	664,827
12.88%, 10/01/2028 (a)		55,000	60,118
			$724,945

Healthcare — Services — 2.71%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (a)		2,334,000	2,240,637
Tenet Healthcare Corp.
6.13%, 06/15/2030		1,800,000	1,819,957
			$4,060,594

Home Builders — 2.32%
Adams Homes, Inc.
9.25%, 10/15/2028 (a)		1,424,000	1,444,118
Forestar Group, Inc.
3.85%, 05/15/2026 (a)		336,000	320,065
5.00%, 03/01/2028 (a)		1,786,000	1,718,149
			$3,482,332

Household Products/Wares — 0.97%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/2026 (a)		750,000	731,250
7.00%, 12/31/2027 (a)		750,000	716,250
			$1,447,500

Insurance — 0.91%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)		398,000	359,374
7.00%, 11/15/2025 (a)		1,006,000	1,003,604
			$1,362,978

Investment Companies — 2.62%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (a)		1,991,000	1,880,740

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Investment Companies (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	$2,445,000	$2,041,721
		$3,922,461

Iron & Steel — 0.97%
TMS International Corp.
6.25%, 04/15/2029 (a)	1,758,000	1,450,350

Leisure Time — 1.41%
Life Time, Inc.
5.75%, 01/15/2026 (a)	2,130,000	2,114,685

Lodging — 1.03%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (a)	763,000	742,478
Wynn Macau Ltd.
5.63%, 08/26/2028 (a)	868,000	803,876
		$1,546,354

Machinery — Diversified — 1.28%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028 (a)	1,848,000	1,914,972

Media — 5.97%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (a)	1,750,000	1,529,378
4.75%, 02/01/2032 (a)	552,000	486,842
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	2,061,000	1,936,468
DISH DBS Corp.
5.13%, 06/01/2029	252,000	129,878
5.25%, 12/01/2026 (a)	13,284	11,381
7.38%, 07/01/2028	1,075,000	642,611
DISH Network Corp.
11.75%, 11/15/2027 (a)	1,523,000	1,589,794
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (a)	652,000	478,503
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	1,494,000	1,403,867
UPC Holding BV
5.50%, 01/15/2028 (a)	779,000	734,387
		$8,943,109

Mining — 1.37%
Taseko Mines Ltd.
7.00%, 02/15/2026 (a)	2,162,000	2,048,925

Oil & Gas — 5.15%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (a)	1,761,000	1,769,805
Civitas Resources, Inc.
8.63%, 11/01/2030 (a)	1,387,000	1,471,222
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)	2,021,000	1,752,814
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/2030 (a)	1,419,000	1,451,072

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
MEG Energy Corp.
7.13%, 02/01/2027 (a)	$1,244,000	$1,264,195
		$7,709,108

Oil & Gas Services — 0.97%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	1,471,000	1,448,935

Packaging & Containers — 1.44%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	190,000	186,878
8.75%, 04/15/2030 (a),(b)	673,000	627,483
LABL, Inc.
5.88%, 11/01/2028 (a)	378,000	342,477
8.25%, 11/01/2029 (a)	621,000	523,193
9.50%, 11/01/2028 (a)	479,000	483,790
		$2,163,821

Pharmaceuticals — 3.21%
AdaptHealth LLC
5.13%, 03/01/2030 (a)	1,773,000	1,383,071
BellRing Brands, Inc.
7.00%, 03/15/2030 (a)	1,414,000	1,463,447
Jazz Securities DAC
4.38%, 01/15/2029 (a)	2,104,000	1,959,697
		$4,806,215

Pipelines — 4.50%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	1,004,000	965,214
5.75%, 03/01/2027 (a)	651,000	645,946
DT Midstream, Inc.
4.13%, 06/15/2029 (a)	1,576,000	1,449,894
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/2029	378,000	388,979
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	1,979,000	1,820,680
Venture Global LNG, Inc.
8.38%, 06/01/2031 (a)	130,000	129,933
9.50%, 02/01/2029 (a)	1,261,000	1,334,348
		$6,734,994

REITs — 2.93%
CBL & Associates LP
0.00%, 12/15/2026 (f),(g),(h)	6,000,000	—
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	1,084,000	1,018,818
3.75%, 09/15/2030 (a)	511,000	430,342
8.00%, 06/15/2027 (a)	338,000	351,974
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (a)	2,862,000	2,580,622
		$4,381,756

Retail — 3.71%
Bath & Body Works, Inc.
5.25%, 02/01/2028	344,000	340,237
6.63%, 10/01/2030 (a)	567,000	579,504

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Retail (continued)
Bath & Body Works, Inc. (continued)
6.75%, 07/01/2036		$297,000	$298,876
9.38%, 07/01/2025 (a)		30,000	31,672
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)		917,000	832,058
6.75%, 01/15/2030 (a)		679,000	596,164
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (a)		1,906,000	1,828,340
Park River Holdings, Inc.
5.63%, 02/01/2029 (a)		775,000	619,144
Patrick Industries, Inc.
4.75%, 05/01/2029 (a)		476,000	433,453
			$5,559,448

Software — 1.42%
Open Text Corp.
3.88%, 12/01/2029 (a)		2,371,000	2,126,393

Telecommunications — 0.19%
Level 3 Financing, Inc.
10.50%, 05/15/2030 (a)		295,000	286,057

Transportation — 1.04%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027 (a)		1,556,000	1,556,000
TOTAL BONDS			$129,834,827
		Principal
SENIOR FLOATING RATE INTERESTS — 5.48%		Amount	Value

Airlines — 2.03%
AAdvantage Loyalty IP Ltd., 2021 Term Loan B
(3-month Term Secured Overnight Financing Rate + 4.75%),
10.43%, 04/20/2028		$1,219,500	$1,251,134
United Airlines, Inc., 2021 Term Loan B
(1-month Term Secured Overnight Financing Rate + 3.75%),
9.22%, 04/21/2028		1,776,973	1,780,917
			$3,032,051

Auto Parts & Equipment — 0.13%
Tenneco, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 5.00%),
10.45%-10.47%, 11/17/2028		225,000	197,874

Forest Products & Paper — 0.82%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 6.50%),
11.95%, 05/19/2028		1,368,283	1,230,087

Healthcare — Products — 0.98%
Medline Borrower LP, USD Term Loan B
(1-month Term Secured Overnight Financing Rate + 3.00%),
8.47%, 10/23/2028		1,461,307	1,467,240

Healthcare — Services — 0.91%
Star Parent, Inc., Term Loan B
(3-month Term Secured Overnight Financing Rate + 4.00%),
9.35%, 09/27/2030		1,385,000	1,367,106

See accompanying notes.	40

		Schedule of Investments
		Principal Active High Yield ETF

		December 31, 2023 (unaudited)
			Principal
SENIOR FLOATING RATE INTERESTS (continued)			Amount	Value

Mining — 0.61%
Arsenal AIC Parent LLC
(1-month Term Secured Overnight Financing Rate + 4.50%),
9.86%, 08/18/2030			$902,738	$905,274
TOTAL SENIOR FLOATING RATE INTERESTS				$8,199,632
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —			Principal
1.04%			Amount	Value

U.S. Treasury — 1.04%
3.50%, 04/30/2028			$1,583,200	$1,558,029
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS				$1,558,029
INVESTMENT COMPANIES — 6.92%			Shares Held	Value

Money Market Funds — 6.92%
Principal Government Money Market Fund — Class R-6 5.26% (i),(j),(k)			2,025,368	$2,025,368
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32	% (k)		8,342,651	8,342,651
TOTAL INVESTMENT COMPANIES				$10,368,019
Total Investments				$149,960,507
Other Assets and Liabilities — (0.12)%				(175,798)

Total Net Assets — 100.00%				$149,784,709

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $106,073,460 or 70.82% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,985,351 or
1.33% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f) Non-income producing security.
(g)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(h) Security is defaulted.
(i)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(j)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,025,368 or 1.35% of net assets.
(k) 1-day yield shown as of period end.

See accompanying notes.		41

	Schedule of Investments
	Principal Active High Yield ETF
	December 31, 2023 (unaudited)

Portfolio Summary
Sector		Percent
Consumer, Cyclical		20.23%
Financial		16.37%
Consumer, Non-cyclical		14.26%
Energy		10.61%
Industrial		9.57%
Basic Materials		8.31%
Money Market Funds		6.92%
Communications		6.16%
Utilities		3.80%
Technology		2.85%
Government		1.04%
Other Assets and Liabilities		(0.12)%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases	Sales	December 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$3,219,013	$9,073,500	$10,267,145	$2,025,368
	$3,219,013	$9,073,500	$10,267,145	$2,025,368

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Focused Blue Chip ETF
	December 31, 2023 (unaudited)

COMMON STOCKS — 99.86%		Shares Held	Value
Aerospace & Defense — 4.65%
TransDigm Group, Inc.		1,415	$1,431,414
Commercial Services — 8.20%
CoStar Group, Inc. (a)		12,169	1,063,449
Moody's Corp.		1,984	774,871
S&P Global, Inc.		1,551	683,246
			$2,521,566
Diversified Financial Services — 13.02%
Charles Schwab Corp.		6,607	454,562
Mastercard, Inc., Class A		5,099	2,174,774
Visa, Inc., Class A		5,277	1,373,867
			$4,003,203
Healthcare — Products — 4.49%
Danaher Corp.		5,966	1,380,174
Insurance — 4.14%
Progressive Corp.		7,992	1,272,966
Internet — 23.71%
Alphabet, Inc., Class C (a)		24,975	3,519,727
Amazon.com, Inc. (a)		22,262	3,382,488
Netflix, Inc. (a)		800	389,504
			$7,291,719
Lodging — 2.74%
Hilton Worldwide Holdings, Inc.		4,622	841,620
Pharmaceuticals — 1.78%
Zoetis, Inc.		2,774	547,504
Private Equity — 4.67%
Brookfield Corp., Class A		35,833	1,437,620
REITs — 3.38%
American Tower Corp.		4,820	1,040,542
Retail — 1.57%
O'Reilly Automotive, Inc. (a)		509	483,591
Software — 24.42%
Adobe, Inc. (a)		2,247	1,340,560
Intuit, Inc.		1,826	1,141,305
Microsoft Corp.		11,135	4,187,205
Roper Technologies, Inc.		1,546	842,833
			$7,511,903
Transportation — 3.09%
Union Pacific Corp.		3,869	950,304
TOTAL COMMON STOCKS			$30,714,126
INVESTMENT COMPANIES — 0.22%		Shares Held	Value
Money Market Fund — 0.22%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (b)		68,972	$68,972
TOTAL INVESTMENT COMPANIES			$68,972

See accompanying notes.	43

	Schedule of Investments
	Principal Focused Blue Chip ETF
	December 31, 2023 (unaudited)

Total Investments				$30,783,098
Other Assets and Liabilities — (0.08)%				(25,294)
Total Net Assets — 100.00%				$30,757,804

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Financial		25.21%
Technology		24.42%
Communications		23.71%
Consumer, Non-cyclical		14.47%
Industrial		7.74%
Consumer, Cyclical		4.31%
Money Market Fund		0.22%
Other Assets and Liabilities		(0.08)%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases	Sales	December 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$18,250	$18,250	$—
	$—	$18,250	$18,250	$—

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.		44

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2023 (unaudited)

COMMON STOCKS — 99.86%		Shares Held	Value

Biotechnology — 64.66%
2seventy bio, Inc. (a),(b)		9,767	$41,705
4D Molecular Therapeutics, Inc. (a)		5,129	103,914
Aadi Bioscience, Inc. (a)		6,180	12,484
ACADIA Pharmaceuticals, Inc. (a)		20,061	628,110
Adicet Bio, Inc. (a)		8,366	15,812
ADMA Biologics, Inc. (a)		33,510	151,465
Aerovate Therapeutics, Inc. (a)		4,316	97,671
Agenus, Inc. (a)		51,688	42,793
Akero Therapeutics, Inc. (a)		6,014	140,427
Allogene Therapeutics, Inc. (a)		22,716	72,918
Allovir, Inc. (a)		16,532	11,238
Alnylam Pharmaceuticals, Inc. (a)		7,844	1,501,420
Amicus Therapeutics, Inc. (a)		35,119	498,339
AnaptysBio, Inc. (a)		4,475	95,854
Anavex Life Sciences Corp. (a),(b)		12,525	116,608
ANI Pharmaceuticals, Inc. (a)		2,737	150,918
Apellis Pharmaceuticals, Inc. (a)		13,482	807,033
Arbutus Biopharma Corp. (a)		29,306	73,265
Arcellx, Inc. (a)		6,219	345,154
Arcturus Therapeutics Holdings, Inc. (a)		4,084	128,769
Arcus Biosciences, Inc. (a)		9,819	187,543
Arcutis Biotherapeutics, Inc. (a),(b)		8,700	28,101
Arrowhead Pharmaceuticals, Inc. (a)		13,370	409,122
Atara Biotherapeutics, Inc. (a)		19,457	9,978
Atea Pharmaceuticals, Inc. (a)		17,813	54,330
Aurinia Pharmaceuticals, Inc. (a)		19,050	171,259
Avidity Biosciences, Inc. (a)		10,175	92,084
Axsome Therapeutics, Inc. (a)		5,391	429,070
Beam Therapeutics, Inc. (a),(b)		9,235	251,377
Bio-Rad Laboratories, Inc., Class A (a)		3,405	1,099,440
BioCryst Pharmaceuticals, Inc. (a)		25,453	152,463
Biohaven Ltd. (a)		9,830	420,724
Bluebird Bio, Inc. (a)		19,796	27,318
Blueprint Medicines Corp. (a)		7,474	689,402
Bridgebio Pharma, Inc. (a)		20,889	843,289
C4 Therapeutics, Inc. (a)		14,753	83,354
Cara Therapeutics, Inc. (a)		11,525	8,563
Caribou Biosciences, Inc. (a)		13,439	77,005
Cassava Sciences, Inc. (a),(b)		6,013	135,353
Cassava Sciences, Inc.-Warrants		2,441	—
Celldex Therapeutics, Inc. (a)		6,204	246,051
Cerevel Therapeutics Holdings, Inc. (a)		19,052	807,805
Chinook Therapeutics, Inc. (a),(c)		9,493	3,797
Cogent Biosciences, Inc. (a)		10,079	59,265
Crinetics Pharmaceuticals, Inc. (a)		7,796	277,382
Cullinan Oncology, Inc. (a)		7,446	75,875
Cytokinetics, Inc. (a)		11,678	974,996
Day One Biopharmaceuticals, Inc. (a)		10,541	153,899
Deciphera Pharmaceuticals, Inc. (a)		10,668	172,075
Denali Therapeutics, Inc. (a)		16,841	361,408
Design Therapeutics, Inc. (a)		10,649	28,220
Dyne Therapeutics, Inc. (a)		8,992	119,594
Edgewise Therapeutics, Inc. (a)		11,021	120,570
Editas Medicine, Inc. (a)		11,419	115,674
Emergent BioSolutions, Inc. (a)		7,468	17,923
Erasca, Inc. (a)		26,524	56,496
Esperion Therapeutics, Inc. (a),(b)		33,633	100,563
Evolus, Inc. (a)		9,606	101,151

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Fate Therapeutics, Inc. (a)		16,589	$62,043
FibroGen, Inc. (a)		11,122	9,857
Geron Corp. (a)		69,154	145,915
Gossamer Bio, Inc. (a)		34,543	31,520
Ideaya Biosciences, Inc. (a)		7,474	265,925
IGM Biosciences, Inc. (a),(b)		5,599	46,528
Illumina, Inc. (a)		7,180	999,743
ImmunityBio, Inc. (a),(b)		60,740	304,915
ImmunoGen, Inc. (a)		32,682	969,021
Immunovant, Inc. (a)		16,808	708,121
Inhibrx, Inc. (a)		6,353	241,414
Inovio Pharmaceuticals, Inc. (a),(b)		68,349	34,858
Insmed, Inc. (a)		17,241	534,299
Intellia Therapeutics, Inc. (a)		10,882	331,792
Intra-Cellular Therapies, Inc. (a)		11,404	816,754
Ionis Pharmaceuticals, Inc. (a)		17,197	869,996
Iovance Biotherapeutics, Inc. (a)		30,769	250,152
Karuna Therapeutics, Inc. (a)		4,421	1,399,291
Karyopharm Therapeutics, Inc. (a)		17,517	15,152
Keros Therapeutics, Inc. (a)		3,910	155,462
Kezar Life Sciences, Inc. (a)		17,153	16,251
Kiniksa Pharmaceuticals Ltd., Class A (a)		6,451	113,151
Kodiak Sciences, Inc. (a)		12,386	37,653
Krystal Biotech, Inc. (a)		3,303	409,770
Kymera Therapeutics, Inc. (a)		7,161	182,319
Ligand Pharmaceuticals, Inc. (a)		2,333	166,623
Liquidia Corp. (a)		11,552	138,971
MacroGenics, Inc. (a)		11,219	107,927
Mersana Therapeutics, Inc. (a)		19,123	44,365
Mineralys Therapeutics, Inc. (a),(b)		6,383	54,894
Mirati Therapeutics, Inc. (a)		7,338	431,107
Mural Oncology PLC (a)		1,913	11,325
Myriad Genetics, Inc. (a)		10,604	202,961
Nektar Therapeutics (a)		52,012	29,387
NGM Biopharmaceuticals, Inc. (a)		14,395	12,365
Nkarta, Inc. (a),(b)		11,995	79,167
Novavax, Inc. (a),(b)		13,704	65,779
Nurix Therapeutics, Inc. (a)		8,134	83,943
Nuvalent, Inc., Class A (a)		6,717	494,304
Phathom Pharmaceuticals, Inc. (a),(b)		7,525	68,703
Praxis Precision Medicines, Inc. (a)		2,079	46,320
Precigen, Inc. (a),(b)		50,251	67,336
Prime Medicine, Inc. (a),(b)		13,328	118,086
Prothena Corp. PLC (a)		6,564	238,536
PTC Therapeutics, Inc. (a)		8,999	248,012
RAPT Therapeutics, Inc. (a)		5,386	133,842
Recursion Pharmaceuticals, Inc., Class A (a)		26,074	257,090
REGENXBIO, Inc. (a)		6,493	116,549
Relay Therapeutics, Inc. (a)		16,190	178,252
Replimune Group, Inc. (a)		8,481	71,495
REVOLUTION Medicines, Inc. (a)		13,209	378,834
Rigel Pharmaceuticals, Inc. (a)		45,790	66,396
Rocket Pharmaceuticals, Inc. (a)		10,663	319,570
Sage Therapeutics, Inc. (a)		7,462	161,702
Sana Biotechnology, Inc. (a)		27,441	111,959
Sangamo Therapeutics, Inc. (a)		32,018	17,395
Sarepta Therapeutics, Inc. (a)		10,331	996,218
Scilex Holding Co. (a)		10,078	20,559

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Seer, Inc. (a)		13,637	$26,456
SpringWorks Therapeutics, Inc. (a)		8,374	305,651
Stoke Therapeutics, Inc. (a),(b)		8,366	44,005
Sutro Biopharma, Inc. (a)		12,329	52,891
Syndax Pharmaceuticals, Inc. (a)		9,204	198,898
TG Therapeutics, Inc. (a)		18,106	309,250
Theravance Biopharma, Inc. (a),(b)		9,914	111,433
Theseus Pharmaceuticals, Inc. (a)		7,678	31,096
Travere Therapeutics, Inc. (a)		9,736	87,527
Twist Bioscience Corp. (a)		8,611	317,401
Ultragenyx Pharmaceutical, Inc. (a)		8,743	418,090
Ventyx Biosciences, Inc. (a)		7,102	17,542
Vera Therapeutics, Inc. (a)		9,198	141,465
Veracyte, Inc. (a)		9,525	262,033
Vericel Corp. (a)		6,370	226,836
Verve Therapeutics, Inc. (a)		8,797	122,630
Vir Biotechnology, Inc. (a)		16,441	165,396
Viridian Therapeutics, Inc. (a)		5,892	128,328
Xencor, Inc. (a)		7,890	167,505
Zentalis Pharmaceuticals, Inc. (a)		8,188	124,048
			$31,748,771

Chemicals — 0.09%
Codexis, Inc. (a)		14,990	45,719

Healthcare — Products — 21.92%
10X Genomics, Inc., Class A (a)		11,692	654,284
Adaptive Biotechnologies Corp. (a)		19,783	96,937
Alphatec Holdings, Inc. (a)		14,709	222,253
AngioDynamics, Inc. (a)		8,046	63,081
Artivion, Inc. (a)		6,633	118,598
AtriCure, Inc. (a)		6,032	215,282
Axogen, Inc. (a)		7,816	53,383
Axonics, Inc. (a)		6,215	386,759
Azenta, Inc. (a)		8,605	560,530
BioLife Solutions, Inc. (a)		6,414	104,227
Bionano Genomics, Inc. (a)		6,868	12,981
Butterfly Network, Inc. (a),(b)		31,286	33,789
CareDx, Inc. (a)		9,457	113,484
Cerus Corp. (a)		32,991	71,261
Cutera, Inc. (a),(b)		3,117	10,987
Exact Sciences Corp. (a)		20,984	1,552,396
Glaukos Corp. (a)		6,077	483,061
ICU Medical, Inc. (a)		2,915	290,742
Inari Medical, Inc. (a)		6,656	432,107
Inogen, Inc. (a)		5,207	28,586
Inspire Medical Systems, Inc. (a)		3,441	700,003
iRhythm Technologies, Inc. (a)		3,677	393,586
MaxCyte, Inc. (a)		17,484	82,175
MiMedx Group, Inc. (a)		20,731	181,811
NanoString Technologies, Inc. (a),(b)		7,231	5,412
Natera, Inc. (a)		13,534	847,770
Nevro Corp. (a)		4,947	106,459
Novocure Ltd. (a)		12,571	187,685
OmniAb, Inc. (a)		20,648	127,398
OmniAb, Inc., Earnout Shares (a)		977	—
OmniAb, Inc., Earnout Shares (a)		977	—
Orthofix Medical, Inc. (a)		5,812	78,346
OrthoPediatrics Corp. (a)		3,223	104,780

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
Pacific Biosciences of California, Inc. (a)		30,983	$303,943
Paragon 28, Inc. (a)		11,694	145,356
PROCEPT BioRobotics Corp. (a)		5,938	248,862
Pulmonx Corp. (a)		6,613	84,316
Quanterix Corp. (a)		6,493	177,519
Quantum-Si, Inc. (a),(b)		30,490	61,285
RxSight, Inc. (a)		5,492	221,437
SI-BONE, Inc. (a)		5,313	111,520
Silk Road Medical, Inc. (a)		4,800	58,896
SomaLogic, Inc. (a)		29,928	75,718
Surmodics, Inc. (a)		2,808	102,071
Tactile Systems Technology, Inc. (a)		4,334	61,976
Tandem Diabetes Care, Inc. (a)		8,480	250,838
TransMedics Group, Inc. (a)		4,021	317,378
Treace Medical Concepts, Inc. (a)		8,324	106,131
Zimvie, Inc. (a)		6,480	115,020
			$10,762,419

Healthcare — Services — 0.21%
Inotiv, Inc. (a)		8,621	31,639
Nano-X Imaging Ltd. (a),(b)		11,057	70,433
			$102,072

Pharmaceuticals — 12.69%
AbCellera Biologics, Inc. (a),(b)		37,017	211,367
Aclaris Therapeutics, Inc. (a)		10,297	10,812
Agios Pharmaceuticals, Inc. (a)		7,612	169,519
Alector, Inc. (a)		13,838	110,427
Alkermes PLC (a)		19,859	550,889
Amneal Pharmaceuticals, Inc. (a)		34,947	212,128
Amylyx Pharmaceuticals, Inc. (a)		8,586	126,386
Anika Therapeutics, Inc. (a)		2,860	64,808
Arvinas, Inc. (a)		7,121	293,100
Bioxcel Therapeutics, Inc. (a)		4,362	12,868
Coherus Biosciences, Inc. (a),(b)		11,992	39,933
Collegium Pharmaceutical, Inc. (a)		5,153	158,609
Elanco Animal Health, Inc. (a)		59,336	884,106
Enanta Pharmaceuticals, Inc. (a)		3,027	28,484
Fulcrum Therapeutics, Inc. (a)		17,993	121,453
Heron Therapeutics, Inc. (a),(b)		24,061	40,904
KalVista Pharmaceuticals, Inc. (a)		7,639	93,578
Kura Oncology, Inc. (a)		10,462	150,443
Lyell Immunopharma, Inc. (a),(b)		41,055	79,647
Madrigal Pharmaceuticals, Inc. (a)		2,178	503,946
MannKind Corp. (a)		37,347	135,943
Mirum Pharmaceuticals, Inc. (a)		5,409	159,674
Morphic Holding, Inc. (a)		5,180	149,598
Ocugen, Inc. (a)		68,489	39,381
Ocular Therapeutix, Inc. (a)		12,720	56,731
Perrigo Co. PLC		16,306	524,727
PMV Pharmaceuticals, Inc. (a)		10,767	33,378
Protagonist Therapeutics, Inc. (a)		7,656	175,552
Revance Therapeutics, Inc. (a)		10,521	92,480
Senseonics Holdings, Inc. (a),(b)		95,655	54,533
Seres Therapeutics, Inc. (a),(b)		17,224	24,114
SIGA Technologies, Inc.		14,050	78,680
Vaxcyte, Inc. (a)		11,177	701,916
Xeris Biopharma Holdings, Inc. (a)		29,369	69,017

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Y-mAbs Therapeutics, Inc. (a)		10,244	$69,864
			$6,228,995

Software — 0.07%
Outset Medical, Inc. (a)		6,829	36,945
Transportation — 0.22%
CryoPort, Inc. (a)		6,826	105,735
TOTAL COMMON STOCKS			$49,030,656
INVESTMENT COMPANIES — 3.70%		Shares Held	Value

Money Market Funds — 3.70%
Principal Government Money Market Fund — Class R-6 5.26% (d),(e),(f)		1,741,806	$1,741,806
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (f)		74,509	74,509
TOTAL INVESTMENT COMPANIES			$1,816,315
Total Investments			$50,846,971
Other Assets and Liabilities — (3.56)%			(1,746,764)
Total Net Assets — 100.00%			$49,100,207

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,523,896 or
3.10% of net assets.
(c)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,741,806 or 3.55% of net assets.
(f) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Consumer, Non-cyclical	99.47%
Money Market Funds	3.70%
Industrial	0.22%
Basic Materials	0.09%
Technology	0.08%
Other Assets and Liabilities	(3.56)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	49

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2023 (unaudited)

	June 30, 2023	Purchases	Sales	December 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$1,429,219	$9,823,314	$9,510,727	$1,741,806
	$1,429,219	$9,823,314	$9,510,727	$1,741,806

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS — 94.76%	Amount	Value

Aerospace & Defense — 3.74%
Boeing Co.
3.25%, 02/01/2028	$636,000	$603,425
5.71%, 05/01/2040	555,000	573,834
Lockheed Martin Corp.
5.70%, 11/15/2054	276,000	310,500
RTX Corp.
4.13%, 11/16/2028	1,058,000	1,033,639
6.10%, 03/15/2034	197,000	213,793
		$2,735,191

Airlines — 2.86%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (a)	983,262	967,027
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 04/07/2030	1,286,968	1,122,357
		$2,089,384

Auto Manufacturers — 1.22%
Hyundai Capital America
6.50%, 01/16/2029 (a)	507,000	535,235
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028 (a)	355,000	358,424
		$893,659

Banks — 19.14%
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.84%),
5.87%, 09/15/2034	2,536,000	2,654,609
Bank of New York Mellon Corp.
(6-month Secured Overnight Financing Rate + 1.61%),
4.97%, Series J; 04/26/2034 (b)	548,000	545,294
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.55%),
5.61%, 09/29/2026 (b)	1,189,000	1,197,662
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate + 1.81%),
6.25%, 10/23/2034 (b)	2,561,000	2,776,091
Morgan Stanley
(6-month Secured Overnight Financing Rate + 2.05%),
6.63%, 11/01/2034 (b)	2,285,000	2,529,617
State Street Corp.
(6-month Secured Overnight Financing Rate + 1.48%),
5.68%, 11/21/2029	862,000	891,306
Truist Financial Corp.
(6-month Secured Overnight Financing Rate + 1.63%),
5.90%, 10/28/2026 (b),(c)	330,000	332,712
(6-month Secured Overnight Financing Rate + 2.45%),
7.16%, 10/30/2029 (b)	340,000	367,211
UBS Group AG
(1-year Treasury Constant Maturity Rate + 1.75%),
4.75%, 05/12/2028 (a),(b)	1,194,000	1,175,840
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	1,674,000	1,533,258
		$14,003,600

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Beverages — 3.76%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030		$737,000	$701,171
4.38%, 04/15/2038		800,000	758,659
Constellation Brands, Inc.
4.75%, 05/09/2032		614,000	611,633
PepsiCo, Inc.
1.40%, 02/25/2031		192,000	158,768
3.90%, 07/18/2032		187,000	182,919
4.20%, 07/18/2052		365,000	337,819
			$2,750,969

Biotechnology — 0.89%
Amgen, Inc.
5.25%, 03/02/2030		262,000	269,335
5.60%, 03/02/2043		368,000	380,258
			$649,593

Commercial Services — 1.13%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)		973,000	826,991

Computers — 0.76%
Apple, Inc.
3.95%, 08/08/2052		639,000	559,249

Diversified Financial Services — 1.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028		487,000	444,626
3.85%, 10/29/2041		790	636
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)		546,342	346,021
			$791,283

Electric — 10.78%
Alliant Energy Finance LLC
5.95%, 03/30/2029 (a)		113,000	117,483
Commonwealth Edison Co.
4.00%, 03/01/2049		691,000	579,068
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053		122,000	134,161
Duke Energy Carolinas LLC
3.75%, 06/01/2045		548,000	438,669
Duke Energy Florida LLC
6.20%, 11/15/2053		158,000	180,688
Entergy Louisiana LLC
4.95%, 01/15/2045		548,000	501,104
FirstEnergy Corp.
5.10%, Series C; 07/15/2047		412,000	377,173
Florida Power & Light Co.
3.95%, 03/01/2048		412,000	350,098
ITC Holdings Corp.
3.65%, 06/15/2024		580,000	573,189
Kentucky Utilities Co.
4.38%, 10/01/2045		355,000	305,963
Louisville Gas & Electric Co.
5.45%, Series LOU; 04/15/2033		202,000	210,401
MidAmerican Energy Co.
4.40%, 10/15/2044		548,000	489,834

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
Monongahela Power Co.
3.55%, 05/15/2027 (a)		$428,000	$409,682
Northern States Power Co.
5.10%, 05/15/2053		299,000	301,434
NRG Energy, Inc.
2.00%, 12/02/2025 (a)		554,000	519,404
Pacific Gas & Electric Co.
2.95%, 03/01/2026		1,054,000	998,316
WEC Energy Group, Inc.
1.38%, 10/15/2027		1,115,000	985,523
5.00%, 09/27/2025		415,000	414,118
			$7,886,308

Entertainment — 1.33%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032		1,060,000	970,116

Environmental Control — 1.59%
Waste Connections, Inc.
4.20%, 01/15/2033		771,000	748,616
Waste Management, Inc.
4.63%, 02/15/2030		412,000	416,652
			$1,165,268

Food — 2.58%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052		469,000	349,144
Kraft Heinz Foods Co.
4.88%, 10/01/2049		553,000	523,976
Mars, Inc.
2.38%, 07/16/2040 (a)		489,000	350,783
Pilgrim's Pride Corp.
3.50%, 03/01/2032		786,000	664,500
Sysco Corp.
3.15%, 12/14/2051		736	527
			$1,888,930

Gas — 1.82%
NiSource, Inc.
0.95%, 08/15/2025		1,339,000	1,252,043
5.25%, 03/30/2028		76,000	77,491
			$1,329,534

Healthcare — Products — 1.88%
Abbott Laboratories
4.90%, 11/30/2046		370,000	378,060
Boston Scientific Corp.
2.65%, 06/01/2030		1,119,000	999,147
			$1,377,207

Healthcare — Services — 2.36%
Centene Corp.
2.45%, 07/15/2028		1,199,000	1,067,829
UnitedHealth Group, Inc.
2.75%, 05/15/2040		564,000	427,028

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Healthcare — Services (continued)
UnitedHealth Group, Inc. (continued)
5.88%, 02/15/2053		$206,000	$233,312
			$1,728,169

Insurance — 4.36%
Arthur J Gallagher & Co.
2.40%, 11/09/2031		689,000	567,106
6.75%, 02/15/2054		619,000	722,237
Chubb INA Holdings, Inc.
3.35%, 05/03/2026		563,000	547,715
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052		495,000	338,814
Markel Group, Inc.
4.30%, 11/01/2047		492,000	401,298
MetLife, Inc.
5.00%, 07/15/2052		273,000	270,897
New York Life Insurance Co.
3.75%, 05/15/2050 (a)		428,000	342,253
			$3,190,320

Internet — 2.11%
Amazon.com, Inc.
4.55%, 12/01/2027		1,182,000	1,200,089
Netflix, Inc.
4.88%, 04/15/2028		89,000	90,190
5.88%, 11/15/2028 (c)		241,000	253,721
			$1,544,000

Media — 1.46%
Comcast Corp.
3.97%, 11/01/2047		634,000	532,031
4.80%, 05/15/2033		299,000	302,695
Paramount Global
4.20%, 05/19/2032 (c)		266,000	237,406
			$1,072,132

Mining — 0.77%
Glencore Funding LLC
6.13%, 10/06/2028 (a)		540,000	565,710

Packaging & Containers — 0.73%
Packaging Corp. of America
5.70%, 12/01/2033		507,000	533,709

Pharmaceuticals — 7.69%
AbbVie, Inc.
3.20%, 11/21/2029		566,000	529,091
4.05%, 11/21/2039		838,000	756,669
Astrazeneca Finance LLC
4.88%, 03/03/2033		199,000	205,792
Becton Dickinson & Co.
3.70%, 06/06/2027		1,468,000	1,422,560
Bristol-Myers Squibb Co.
4.13%, 06/15/2039		412,000	371,234
CVS Health Corp.
5.13%, 02/21/2030		360,000	365,583
5.30%, 06/01/2033		370,000	379,701

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
4.70%, 02/27/2033		$282,000	$289,175
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043		287,000	285,979
Zoetis, Inc.
3.90%, 08/20/2028		1,044,000	1,021,560
			$5,627,344

Pipelines — 4.38%
Energy Transfer LP
3.75%, 05/15/2030		709,000	658,397
5.15%, 03/15/2045		483,000	442,851
Enterprise Products Operating LLC
3.13%, 07/31/2029		1,134,000	1,060,651
MPLX LP
4.88%, 12/01/2024		555,000	551,833
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027		488,000	490,106
			$3,203,838

REITs — 2.84%
Crown Castle, Inc.
5.80%, 03/01/2034		507,000	524,745
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		416,000	331,037
Kimco Realty OP LLC
3.20%, 04/01/2032		776,000	675,216
Realty Income Corp.
3.10%, 12/15/2029		70	64
Spirit Realty LP
3.20%, 02/15/2031		624,000	550,821
			$2,081,883

Retail — 0.29%
Walmart, Inc.
4.50%, 04/15/2053		218,000	211,821

Semiconductors — 1.78%
Broadcom, Inc.
3.63%, 10/15/2024		580,000	571,824
4.11%, 09/15/2028		497,000	485,243
Micron Technology, Inc.
6.75%, 11/01/2029		228,000	246,374
			$1,303,441

Software — 5.49%
Fiserv, Inc.
4.40%, 07/01/2049		490,000	431,891
Intuit, Inc.
5.50%, 09/15/2053		236,000	258,092
Microsoft Corp.
2.53%, 06/01/2050		764,000	521,562
Oracle Corp.
2.80%, 04/01/2027		412,000	388,615
4.00%, 07/15/2046		412,000	330,236
6.15%, 11/09/2029		213,000	229,135

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value
Software (continued)
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		$636,000	$603,938
VMware LLC
4.65%, 05/15/2027		1,263,000	1,252,191
			$4,015,660

Telecommunications — 3.68%
AT&T, Inc.
3.50%, 09/15/2053		1,693,000	1,228,622
T-Mobile USA, Inc.
3.38%, 04/15/2029		1,343,000	1,247,786
6.00%, 06/15/2054		195,000	213,848
			$2,690,256

Transportation — 0.50%
Norfolk Southern Corp.
5.35%, 08/01/2054		350,000	363,734
Trucking & Leasing — 0.89%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/2024 (a)		580,000	572,943
6.20%, 06/15/2030 (a)		78,000	81,860
			$654,803

Water — 0.87%
Essential Utilities, Inc.
2.40%, 05/01/2031		762,000	635,249
TOTAL BONDS			$69,339,351
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —		Principal
4.25%		Amount	Value
U.S. Treasury - 4.25%
4.13%, 08/15/2053		1,035,200	$1,046,361
4.50%, 11/15/2033		1,966,700	2,064,727
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$3,111,088
INVESTMENT COMPANIES — 0.99%		Shares Held	Value
Money Market Funds — 0.99%
Principal Government Money Market Fund — Class R-6 5.26% (d),(e),(f)		476,560	$476,560
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (f)		247,229	247,229
TOTAL INVESTMENT COMPANIES			$723,789
Total Investments			$73,174,228
Other Assets and Liabilities — (0.00)%			(2,439)
Total Net Assets — 100.00%			$73,171,789

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,169,656 or 9.80% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $466,800 or
0.64% of net assets.

See accompanying notes.	56

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	December 31, 2023 (unaudited)

(d)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $476,560 or 0.65% of net assets.
(f) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Financial		27.43%
Consumer, Non-cyclical		20.30%
Utilities		13.46%
Technology		8.03%
Industrial		7.45%
Communications		7.25%
Consumer, Cyclical		5.69%
Energy		4.38%
Government		4.25%
Money Market Funds		0.99%
Basic Materials		0.77%
Other Assets and Liabilities		(0.00)%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases		Sales	December 31, 2023
Affiliated Securities	Value	Cost		Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$384,880	$4,966,185		$4,874,505	$476,560
	$384,880	$4,966,185		$4,874,505	$476,560

			Realized Gain
		Realized		from	Change in
		Gain/(Loss) on		Capital Gain	Unrealized
	Income (a)	Investments	Distributions		Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—		$—	$—
	$—	$—		$—	$—

(a)	Amount excludes earnings from securities lending collateral.

	Futures Contracts
					Value and Unrealized
				Notional	Appreciation/
Description and Expiration Date	Type	Contracts		Amount	(Depreciation)
U.S. 10 Year Note CBT; March 2024	Short		26	$2,935,156	$(83,116)
U.S. 10 Year Ultra; March 2024	Short		4	472,063	(14,758)
U.S. 5 Year Note CBT; March 2024	Short		16	1,740,375	(37,407)
U.S. Long Bond CBT; March 2024	Long		5	624,688	43,896
U.S. Ultra Bond CBT; March 2024	Long		8	1,068,750	88,033
Total					$(3,352)

See accompanying notes.		57

Schedule of Investments
Principal Quality ETF
December 31, 2023 (unaudited)

COMMON STOCKS — 99.88%	Shares Held	Value
Beverages — 0.96%
Keurig Dr Pepper, Inc.	12,011	$400,207
Biotechnology — 1.55%
Amgen, Inc.	2,235	643,725
Building Materials — 1.42%
Trane Technologies PLC	2,422	590,726
Commercial Services — 1.99%
Automatic Data Processing, Inc.	2,251	524,416
MarketAxess Holdings, Inc.	1,032	302,221
		$826,637

Computers — 8.66%
Accenture PLC, Class A	2,199	771,651
Apple, Inc.	12,213	2,351,369
Leidos Holdings, Inc.	4,384	474,524
		$3,597,544

Distribution/Wholesale — 3.22%
LKQ Corp.	7,367	352,069
Pool Corp.	1,177	469,282
WW Grainger, Inc.	625	517,931
		$1,339,282

Diversified Financial Services — 2.03%
Mastercard, Inc., Class A	1,980	844,490
Electrical Components & Equipment — 2.49%
AMETEK, Inc.	3,085	508,685
Emerson Electric Co.	5,396	525,193
		$1,033,878

Electronics — 1.88%
Keysight Technologies, Inc. (a)	2,685	427,157
Mettler-Toledo International, Inc. (a)	293	355,397
		$782,554

Environmental Control — 0.15%
Veralto Corp.	757	62,271
Healthcare — Products — 9.69%
Abbott Laboratories	5,788	637,085
Agilent Technologies, Inc.	3,191	443,645
Danaher Corp.	2,270	525,142
Edwards Lifesciences Corp. (a)	5,448	415,410
Stryker Corp.	1,757	526,151
Thermo Fisher Scientific, Inc.	1,118	593,423
Waters Corp. (a)	1,359	447,424
West Pharmaceutical Services, Inc.	1,237	435,572
		$4,023,852

Healthcare — Services — 5.70%
Charles River Laboratories International, Inc. (a)	2,065	488,166
Humana, Inc.	913	417,980
IQVIA Holdings, Inc. (a)	2,231	516,209
UnitedHealth Group, Inc.	1,795	945,014
		$2,367,369

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Home Builders — 3.37%
DR Horton, Inc.		4,308	$654,730
PulteGroup, Inc.		7,230	746,280
			$1,401,010

Household Products/Wares — 1.18%
Avery Dennison Corp.		2,415	488,216
Insurance — 3.83%
Aon PLC, Class A		1,523	443,223
Arthur J Gallagher & Co.		2,367	532,291
Berkshire Hathaway, Inc., Class B (a)		133	47,436
Marsh & McLennan Cos., Inc.		3,004	569,168
			$1,592,118

Internet — 4.92%
Alphabet, Inc., Class A (a)		1,163	162,459
Alphabet, Inc., Class C (a)		5,393	760,036
Amazon.com, Inc. (a)		4,087	620,979
CDW Corp.		2,204	501,013
			$2,044,487

Machinery — Diversified — 2.22%
IDEX Corp.		1,861	404,042
Nordson Corp.		1,959	517,489
			$921,531

Pharmaceuticals — 4.64%
AbbVie, Inc.		4,342	672,880
Merck & Co., Inc.		6,345	691,732
Zoetis, Inc.		2,846	561,715
			$1,926,327

Pipelines — 1.26%
Williams Cos., Inc.		14,981	521,788
Retail — 4.10%
Genuine Parts Co.		2,514	348,189
O'Reilly Automotive, Inc. (a)		549	521,594
Ulta Beauty, Inc. (a)		818	400,812
Yum! Brands, Inc.		3,320	433,791
			$1,704,386

Semiconductors — 16.59%
Analog Devices, Inc.		2,616	519,433
Applied Materials, Inc.		4,043	655,249
Broadcom, Inc.		1,046	1,167,597
Microchip Technology, Inc.		5,376	484,808
NVIDIA Corp.		4,074	2,017,526
NXP Semiconductors NV		2,457	564,324
ON Semiconductor Corp. (a)		5,405	451,479
QUALCOMM, Inc.		4,352	629,430
Skyworks Solutions, Inc.		3,566	400,890
			$6,890,736

Software — 15.35%
Adobe, Inc. (a)		1,554	927,116
Fiserv, Inc. (a)		4,248	564,304
Intuit, Inc.		1,229	768,162

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Software (continued)
Microsoft Corp.		5,918	$2,225,405
MSCI, Inc.		806	455,914
Salesforce, Inc. (a)		3,126	822,576
Synopsys, Inc. (a)		1,189	612,228
			$6,375,705

Telecommunications — 1.46%
Cisco Systems, Inc.		11,958	604,118
Transportation — 1.22%
Norfolk Southern Corp.		2,140	505,853
TOTAL COMMON STOCKS			$41,488,810
INVESTMENT COMPANIES — 0.29%		Shares Held	Value
Money Market Fund — 0.29%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (b)		120,173	$120,173
TOTAL INVESTMENT COMPANIES			$120,173
Total Investments			$41,608,983
Other Assets and Liabilities — (0.17)%			(70,278)
Total Net Assets — 100.00%			$41,538,705

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Technology	40.60%
Consumer, Non-cyclical	25.70%
Consumer, Cyclical	10.70%
Industrial	9.38%
Communications	6.38%
Financial	5.86%
Energy	1.26%
Money Market Fund	0.29%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	60

	Schedule of Investments
Principal Real Estate Active Opportunities ETF
	December 31, 2023 (unaudited)

COMMON STOCKS — 97.70%	Shares Held	Value

Entertainment — 1.44%
Marriott Vacations Worldwide Corp.	1,554	$131,919

REITs — 96.26%
Alexandria Real Estate Equities, Inc.	2,592	328,588
American Homes 4 Rent, Class A	11,453	411,850
American Tower Corp.	3,124	674,409
Americold Realty Trust, Inc.	12,164	368,204
Crown Castle, Inc.	3,076	354,325
DiamondRock Hospitality Co.	19,596	184,006
Digital Realty Trust, Inc.	2,992	402,663
Equinix, Inc.	536	431,689
Extra Space Storage, Inc.	4,280	686,212
Gaming & Leisure Properties, Inc.	8,345	411,826
Invitation Homes, Inc.	17,274	589,216
National Health Investors, Inc.	4,795	267,801
Rexford Industrial Realty, Inc.	11,404	639,764
Sabra Health Care REIT, Inc.	23,737	338,727
SBA Communications Corp.	1,375	348,824
Sun Communities, Inc.	3,994	533,798
Terreno Realty Corp.	5,222	327,263
Ventas, Inc.	14,458	720,587
VICI Properties, Inc.	12,611	402,039
Welltower, Inc.	4,334	390,797
		$8,812,588
TOTAL COMMON STOCKS		$8,944,507
INVESTMENT COMPANIES — 2.35%	Shares Held	Value

Money Market Fund — 2.35%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (a)	215,103	$215,103
TOTAL INVESTMENT COMPANIES		$215,103
Total Investments		$9,159,610
Other Assets and Liabilities — (0.05)%		(4,414)

Total Net Assets — 100.00%		$9,155,196

(a) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	96.26%
Money Market Fund	2.35%
Consumer, Cyclical	1.44%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	61

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS — 96.26%	Amount	Value

Banks — 48.92%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$16,559,000	$14,757,816
(5-year Treasury Constant Maturity Rate + 3.23%),
6.13%, 04/27/2027 (a),(b)	11,025,000	11,051,460
(3-month Term Secured Overnight Financing Rate + 3.97%),
6.25%, 09/05/2024 (a),(b)	4,200,000	4,161,315
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	3,512,000	3,383,303
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	16,671,000	15,615,894
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	7,185,000	6,210,225
(3-month Term Secured Overnight Financing Rate + 3.39%),
4.63%, 09/20/2026 (a),(b)	1,504,000	1,432,065
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	9,915,000	9,470,334
(5-year Treasury Constant Maturity Rate + 4.39%),
8.63%, 10/27/2082 (a)	18,569,000	19,291,464
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	11,262,000	9,970,521
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	13,286,000	12,228,594
(5-year Treasury Constant Maturity Rate + 3.21%),
7.38%, 05/15/2028 (a),(b)	7,530,000	7,621,083
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	7,104,000	5,614,244
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	16,405,000	15,562,890
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	2,261,000	2,004,986
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,268,000	1,129,199
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	8,563,000	7,625,786
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	8,268,000	8,152,451
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, Series 2; 06/30/2030 (a),(b)	6,049,000	7,663,587
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	5,080,000	4,455,095
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	13,567,000	12,248,905
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	18,288,000	16,735,971
(3-month Term Secured Overnight Financing Rate + 4.04%),
6.75%, 02/01/2024 (a),(b)	9,791,000	9,771,159

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
KeyCorp Capital III
7.75%, 07/15/2029	$9,000,000	$8,786,710
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	19,608,000	14,389,664
(5-year Treasury Constant Maturity Rate + 3.17%),
5.00%, 08/01/2024 (a),(b)	5,000,000	4,518,042
Northern Trust Corp.
(3-month Term Secured Overnight Financing Rate + 3.46%),
4.60%, Series D; 10/01/2026 (a),(b)	2,899,000	2,764,225
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	7,346,000	5,876,246
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	13,908,000	13,521,885
(7-year Treasury Constant Maturity Rate + 2.81%),
6.25%, 03/15/2030 (a),(b)	10,290,000	9,592,006
State Street Corp.
(3-month Term Secured Overnight Financing Rate + 2.80%),
8.19%, Series H; 03/15/2024 (b)	2,903,000	2,877,599
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.08%),
8.13%, 10/31/2082 (a)	25,626,000	26,671,259
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	10,894,000	10,015,326
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	11,697,000	11,192,717
(3-month Term Secured Overnight Financing Rate + 0.91%),
6.30%, 03/15/2028	1,250,000	1,138,286
(3-month Term Secured Overnight Financing Rate + 0.93%),
6.31%, 05/15/2027	4,800,000	4,509,913
(3-month Term Secured Overnight Financing Rate + 3.36%),
8.75%, 12/15/2024 (b),(c)	2,799,000	2,786,279
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	21,525,000	16,897,655
(3-month Term Secured Overnight Financing Rate + 3.18%),
5.30%, 04/15/2027 (a),(b)	5,296,000	4,750,671
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	30,418,000	28,104,912
(5-year Treasury Constant Maturity Rate + 3.61%),
7.63%, 09/15/2028 (a),(b)	9,710,000	10,188,810
		$384,740,552

Diversified Financial Services — 11.40%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, Series D; 09/15/2026 (a),(b)	25,267,000	21,661,399
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, Series M; 09/01/2026 (a),(b)	18,516,000	14,839,441
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	22,331,000	19,684,312

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (continued)
(5-year Treasury Constant Maturity Rate + 3.26%),
5.00%, 06/01/2027 (a),(b)	$1,500,000	$1,354,150
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	6,008,000	5,924,607
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, Series D; 06/23/2025 (a),(b)	12,141,000	11,730,870
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
7.75%, Series A; 09/15/2028 (a),(b)	13,990,000	14,493,640
		$89,688,419

Electric — 13.91%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (a)	1,750,000	1,478,750
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (a)	11,007,000	9,237,920
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (a)	3,054,000	2,757,550
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	13,601,000	12,060,216
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	12,234,000	11,626,306
(3-month USD LIBOR + 3.06%),
5.75%, 10/01/2054 (a)	4,000,000	3,928,656
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (a)	13,234,000	10,233,103
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	21,341,000	21,012,040
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, Series 16-A; 06/15/2076 (a)	4,386,000	4,294,856
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 2.55%),
3.80%, 03/15/2082 (a)	18,349,000	15,542,014
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, Series B; 01/15/2051 (a)	18,095,000	17,205,502
		$109,376,913

Hand/Machine Tools — 0.30%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (a)	2,816,000	2,341,694

Insurance — 14.30%
Allianz SE
(5-year Treasury Constant Maturity Rate + 3.23%),
6.35%, 09/06/2053 (d)	5,000,000	5,184,200

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Allstate Corp.
(3-month Term Secured Overnight Financing Rate + 3.20%),
8.58%, Series B; 08/15/2053	$4,151,000	$4,124,283
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, Series A-9; 04/01/2048 (a)	3,176,000	3,125,925
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)	6,500,000	6,298,422
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (a)	4,000,000	3,845,000
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)	6,500,000	6,376,500
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.85%),
6.88%, 12/15/2052 (a)	7,921,000	7,894,118
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, Series B; 09/15/2025 (a),(b)	4,373,000	4,161,211
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (a),(d)	12,182,000	10,207,300
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(d)	3,210,000	3,158,135
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	12,418,000	11,754,858
9.25%, 04/08/2068 (d)	3,449,000	3,873,384
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (a),(d)	6,097,000	5,050,051
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (a),(d)	3,509,000	2,889,004
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (a)	18,902,000	16,386,913
(5-year Treasury Constant Maturity Rate + 3.16%),
5.13%, 03/01/2052 (a)	5,597,000	5,260,120
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (a),(d)	4,140,000	3,533,778
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, Reg S; 10/01/2045 (a)	3,000,000	2,877,511
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (a)	8,000,000	6,478,000
		$112,478,713

Oil & Gas — 1.46%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	8,601,000	8,390,408

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Oil & Gas (continued)
BP Capital Markets PLC (continued)
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)		$3,269,000	$3,104,888
			$11,495,296

Pipelines — 4.62%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (a)		2,485,000	2,292,413
(3-month Term Secured Overnight Financing Rate + 4.15%),
6.00%, 01/15/2077 (a)		4,882,000	4,634,407
(5-year Treasury Constant Maturity Rate + 4.42%),
7.63%, 01/15/2083 (a)		7,283,000	7,294,063
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing Rate + 3.29%),
5.25%, Series E; 08/16/2077 (a)		4,820,000	4,607,962
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (a)		5,233,000	4,463,648
(5-year Treasury Constant Maturity Rate + 3.99%),
5.60%, 03/07/2082 (a)		15,585,000	13,056,232
			$36,348,725

REITs — 0.42%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (a),(d)		1,410,000	1,318,559
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (a),(d)		2,249,000	2,002,378
			$3,320,937

Sovereign — 0.08%
CoBank ACB
(5-year Treasury Constant Maturity Rate + 3.05%),
4.25%, Series J; 01/01/2027 (a),(b)		750,000	600,000

Telecommunications — 0.85%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.77%),
4.13%, 06/04/2081 (a)		993,000	852,496
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (a)		5,618,000	5,792,181
			$6,644,677
TOTAL BONDS			$757,035,926
INVESTMENT COMPANIES — 2.52%		Shares Held	Value

Money Market Funds — 2.52%
Principal Government Money Market Fund — Class R-6 5.26% (e),(f),(g)		29,508	$29,508
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (g)		19,780,944	19,780,944
TOTAL INVESTMENT COMPANIES			$19,810,452
Total Investments			$776,846,378
Other Assets and Liabilities — 1.22%			9,615,823

Total Net Assets — 100.00%			$786,462,201

See accompanying notes.	66

	Schedule of Investments
	Principal Spectrum Preferred Securities Active ETF
	December 31, 2023 (unaudited)

(a)		Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)		Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)		Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $28,967 or
0.00% of net assets.
(d)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $37,216,789 or 4.73% of net assets.
(e)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(f)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,508 or 0.00% of net assets.
(g) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Financial		75.05%
Utilities		13.91%
Energy		6.08%
Money Market Funds		2.52%
Communications		0.84%
Industrial		0.30%
Government		0.08%
Other Assets and Liabilities		1.22%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases	Sales	December 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$3,970,623	$34,200,303	$38,141,418	$29,508
	$3,970,623	$34,200,303	$38,141,418	$29,508

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.		67

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2023 (unaudited)

PREFERRED STOCKS — 10.18%	Shares Held	Value

Banks — 3.72%
Bank of America Corp.; Series NN
4.38% ,11/03/2025 (a)	4,380	$85,147
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38% ,10/15/2024 (a)	17,030	421,663
Morgan Stanley; Series P
6.50% ,10/15/2027 (a)	4,000	104,680
State Street Corp.; Series D
(3-month USD LIBOR + 3.11%),
5.90% ,03/15/2024 (a)	6,410	160,442
		$771,932

Insurance — 3.84%
Allstate Corp.; Series H
5.10% ,10/15/2024 (a)	11,500	243,915
American International Group, Inc.; Series A
5.85% ,03/15/2024 (a)	8,019	200,315
MetLife, Inc.; Series F
4.75% ,03/15/2025 (a)	17,250	351,900
		$796,130

Telecommunications — 2.62%
AT&T, Inc.; Series A
5.00% ,12/12/2024 (a)	11,381	238,887
AT&T, Inc.; Series C
4.75% ,02/18/2025 (a)	15,395	303,743
		$542,630
TOTAL PREFERRED STOCKS		$2,110,692
	Principal
BONDS — 86.43%	Amount	Value

Banks — 67.44%
Bank of America Corp.
(3-month Term Secured Overnight Financing Rate + 4.81%),
6.30%, Series DD; 03/10/2026 (a),(b)	$575,000	$576,439
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	230,000	215,443
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	275,000	267,995
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	575,000	549,213
(5-year Treasury Constant Maturity Rate + 4.39%),
8.63%, 10/27/2082 (b)	300,000	311,672
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 4.90%),
7.75%, 08/16/2029 (a),(b),(c),(d)	200,000	204,154
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, Series X; 02/18/2026 (a),(b)	655,000	579,887
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, Series F; 10/06/2025 (a),(b)	575,000	545,484
Credit Agricole SA
(5-year Swap Rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(d)	861,000	861,317

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, Series L; 09/30/2025 (a),(b)	$548,000	$508,302
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, Series U; 08/10/2026 (a),(b)	585,000	518,760
HSBC Holdings PLC
(5-year Swap Rate + 4.37%),
6.38%, 03/30/2025 (a),(b),(d)	861,000	850,017
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, Series F; 07/15/2030 (a),(b)	575,000	519,136
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(d)	861,000	803,772
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, Series KK; 06/01/2026 (a),(b)	110,000	100,665
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(d)	861,000	843,169
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	300,000	220,160
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	213,366
NatWest Group PLC
(5-year Swap Rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(d)	861,000	863,712
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	851,300
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.00%),
6.00%, 05/15/2027 (a),(b)	400,000	378,805
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	100,000	97,224
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.08%),
8.13%, 10/31/2082 (b)	414,000	430,887
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	400,000	367,737
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	550,210
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, Series N; 01/15/2027 (a),(b)	209,000	164,070
UBS Group AG
(5-year Treasury Constant Maturity Rate + 4.75%),
9.25%, 11/13/2028 (a),(b),(c)	800,000	863,022
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	328,000	303,058
(5-year Treasury Constant Maturity Rate + 3.61%),
7.63%, 09/15/2028 (a),(b)	400,000	419,724
		$13,978,700

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services — 11.86%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, Series D; 09/15/2026 (a),(b)	$700,000	$600,110
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, Series M; 09/01/2026 (a),(b)	209,000	167,501
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	328,000	289,125
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	375,000	369,795
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, Series D; 06/23/2025 (a),(b)	575,000	555,576
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
7.75%, Series A; 09/15/2028 (a),(b)	460,000	476,560
		$2,458,667

Electric — 6.12%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	300,000	266,015
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	460,000	437,150
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	575,000	566,137
		$1,269,302

Insurance — 1.01%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, Series G; 09/15/2025 (a),(b)	220,000	208,252
TOTAL BONDS		$17,914,921
INVESTMENT COMPANIES — 2.74%	Shares Held	Value

Money Market Fund — 2.74%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (e)	566,838	$566,838
TOTAL INVESTMENT COMPANIES		$566,838
Total Investments		$20,592,451
Other Assets and Liabilities — 0.65%		135,708

Total Net Assets — 100.00%		$20,728,159

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,918,476 or 9.26% of net assets.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $5,277,441 or 25.46% of net assets.

See accompanying notes. 70

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2023 (unaudited)

(e) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	87.87%
Utilities	6.12%
Money Market Fund	2.74%
Communications	2.62%
Other Assets and Liabilities	0.65%
TOTAL NET ASSETS	100.00%

See accompanying notes.	71

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS — 99.75%		Shares Held	Value
Auto Manufacturers — 2.87%
Tesla, Inc. (a)		235,393	$58,490,453
Banks — 5.70%
Bank of America Corp.		1,299,384	43,750,259
JPMorgan Chase & Co.		276,294	46,997,609
Wells Fargo & Co.		517,140	25,453,631
			$116,201,499

Beverages — 2.71%
Coca-Cola Co.		606,002	35,711,698
PepsiCo, Inc.		115,079	19,545,017
			$55,256,715

Chemicals — 1.17%
Linde PLC		58,314	23,950,143
Computers — 10.62%
Accenture PLC, Class A		204,220	71,662,840
Apple, Inc.		752,480	144,874,975
			$216,537,815

Diversified Financial Services — 6.22%
Mastercard, Inc., Class A		150,310	64,108,718
Visa, Inc., Class A		241,073	62,763,356
			$126,872,074

Electric — 0.80%
NextEra Energy, Inc.		270,091	16,405,327
Environmental Control — 0.30%
Veralto Corp.		74,431	6,122,694
Healthcare — Products — 6.18%
Abbott Laboratories		347,604	38,260,772
Danaher Corp.		223,155	51,624,678
Thermo Fisher Scientific, Inc.		67,888	36,034,272
			$125,919,722

Healthcare — Services — 3.00%
UnitedHealth Group, Inc.		116,290	61,223,196
Household Products — 1.79%
Procter & Gamble Co.		248,666	36,439,516
Insurance — 1.15%
Berkshire Hathaway, Inc., Class B (a)		65,678	23,424,715
Internet — 9.53%
Alphabet, Inc., Class A (a)		533,923	74,583,704
Amazon.com, Inc. (a)		363,081	55,166,527
Meta Platforms, Inc., Class A (a)		182,326	64,536,111
			$194,286,342

Media — 2.16%
Comcast Corp., Class A		565,103	24,779,767
Walt Disney Co.		214,228	19,342,646
			$44,122,413

Oil & Gas — 4.06%
Chevron Corp.		229,417	34,219,840

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Oil & Gas (continued)
Exxon Mobil Corp.		486,417	$48,631,971
			$82,851,811

Pharmaceuticals — 9.01%
AbbVie, Inc.		238,971	37,033,336
Eli Lilly & Co.		55,237	32,198,752
Johnson & Johnson		239,232	37,497,224
Merck & Co., Inc.		336,433	36,677,925
Pfizer, Inc.		1,403,310	40,401,295
			$183,808,532

Retail — 7.94%
Costco Wholesale Corp.		111,149	73,367,232
Home Depot, Inc.		129,282	44,802,677
McDonald's Corp.		73,137	21,685,852
Walmart, Inc.		140,474	22,145,726
			$162,001,487

Semiconductors — 8.67%
Broadcom, Inc.		61,335	68,465,194
NVIDIA Corp.		143,147	70,889,257
Texas Instruments, Inc.		219,267	37,376,253
			$176,730,704

Software — 13.82%
Adobe, Inc. (a)		149,053	88,925,020
Microsoft Corp.		376,611	141,620,800
Salesforce, Inc. (a)		195,042	51,323,352
			$281,869,172

Telecommunications — 2.05%
Cisco Systems, Inc.		827,677	41,814,242
TOTAL COMMON STOCKS			$2,034,328,572
INVESTMENT COMPANIES — 0.38%		Shares Held	Value
Money Market Fund — 0.38%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (b)		7,800,738	$7,800,738
TOTAL INVESTMENT COMPANIES			$7,800,738
Total Investments			$2,042,129,310
Other Assets and Liabilities — (0.13)%			(2,734,292)
Total Net Assets — 100.00%			$2,039,395,018

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

See accompanying notes.	73

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2023 (unaudited)

Portfolio Summary
Sector	Percent
Technology	33.11%
Consumer, Non-cyclical	22.69%
Communications	13.74%
Financial	13.07%
Consumer, Cyclical	10.81%
Energy	4.06%
Basic Materials	1.17%
Utilities	0.80%
Money Market Fund	0.38%
Industrial	0.30%
Other Assets and Liabilities	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS — 99.77%		Shares Held	Value

Advertising — 0.02%
Stagwell, Inc. (a)		15,451	$102,440

Aerospace & Defense — 0.25%
Barnes Group, Inc.		10,613	346,302
Moog, Inc., Class A		5,684	822,930
			$1,169,232

Agriculture — 0.07%
Fresh Del Monte Produce, Inc.		6,200	162,750
Turning Point Brands, Inc.		6,566	172,817
			$335,567

Apparel — 1.20%
Crocs, Inc. (a)		22,907	2,139,743
Ermenegildo Zegna NV		6,721	77,762
Kontoor Brands, Inc.		10,892	679,879
Oxford Industries, Inc.		3,835	383,500
Steven Madden Ltd.		19,920	836,640
Urban Outfitters, Inc. (a)		40,344	1,439,877
			$5,557,401

Auto Manufacturers — 0.16%
Wabash National Corp.		29,640	759,377

Auto Parts & Equipment — 0.47%
Dorman Products, Inc. (a)		3,127	260,823
Fox Factory Holding Corp. (a)		4,464	301,231
Methode Electronics, Inc.		6,722	152,791
Shyft Group, Inc.		12,933	158,041
Standard Motor Products, Inc.		3,179	126,556
Visteon Corp. (a)		7,629	952,862
XPEL, Inc. (a)		4,418	237,909
			$2,190,213

Banks — 5.23%
1st Source Corp.		3,629	199,414
Amalgamated Financial Corp.		12,451	335,430
Ameris Bancorp		27,717	1,470,387
Associated Banc-Corp.		134,595	2,878,987
Atlantic Union Bankshares Corp.		23,496	858,544
Bancorp, Inc. (a)		21,715	837,330
Bank of NT Butterfield & Son Ltd.		13,193	422,308
Cadence Bank		102,049	3,019,630
Central Pacific Financial Corp.		13,869	272,942
City Holding Co.		5,224	575,998
Enterprise Financial Services Corp.		11,051	493,427
First BanCorp		93,539	1,538,717
First BanCorp/Southern Pines NC		15,198	562,478
First Bancshares, Inc.		10,491	307,701
First Financial Bancorp		21,127	501,766
First Foundation, Inc.		26,511	256,626
Heartland Financial USA, Inc.		12,066	453,802
Hilltop Holdings, Inc.		26,646	938,206
International Bancshares Corp.		17,466	948,753
NBT Bancorp, Inc.		15,727	659,119
Pathward Financial, Inc.		18,115	958,827
Peoples Bancorp, Inc.		9,002	303,907
Preferred Bank		6,201	452,983

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Banks (continued)
Premier Financial Corp.		10,232	$246,591
Renasant Corp.		15,100	508,568
S&T Bancorp, Inc.		11,157	372,867
Tompkins Financial Corp.		2,817	169,668
Towne Bank		13,164	391,761
TriCo Bancshares		5,625	241,706
United Bankshares, Inc.		35,720	1,341,286
United Community Banks, Inc.		43,589	1,275,414
WesBanco, Inc.		11,045	346,482
			$24,141,625

Beverages — 0.58%
Coca-Cola Consolidated, Inc.		1,464	1,359,178
Duckhorn Portfolio, Inc. (a)		16,666	164,160
MGP Ingredients, Inc.		4,873	480,088
Primo Water Corp.		32,265	485,588
Vita Coco Co., Inc. (a)		6,609	169,521
			$2,658,535

Biotechnology — 2.97%
ACADIA Pharmaceuticals, Inc. (a)		62,161	1,946,261
ADMA Biologics, Inc. (a)		99,557	449,998
Amicus Therapeutics, Inc. (a)		97,275	1,380,332
Arcus Biosciences, Inc. (a)		42,315	808,217
Avid Bioservices, Inc. (a)		10,002	65,013
Bridgebio Pharma, Inc. (a)		13,064	527,394
Chinook Therapeutics, Inc. (a),(b)		9,658	3,863
Cytek Biosciences, Inc. (a)		33,169	302,501
Dynavax Technologies Corp. (a)		64,363	899,795
Emergent BioSolutions, Inc. (a)		32,539	78,094
Halozyme Therapeutics, Inc. (a)		69,124	2,554,823
Innoviva, Inc. (a)		28,421	455,873
iTeos Therapeutics, Inc. (a)		13,437	147,135
Ligand Pharmaceuticals, Inc. (a)		5,027	359,028
Mural Oncology PLC (a)		5,336	31,589
Prothena Corp. PLC (a)		19,547	710,338
REGENXBIO, Inc. (a)		18,493	331,949
Rigel Pharmaceuticals, Inc. (a)		77,334	112,134
Syndax Pharmaceuticals, Inc. (a)		38,245	826,474
Veracyte, Inc. (a)		32,540	895,175
Vir Biotechnology, Inc. (a)		42,717	429,733
Xencor, Inc. (a)		17,490	371,313
			$13,687,032

Building Materials — 2.31%
AAON, Inc.		16,196	1,196,399
American Woodmark Corp. (a)		5,587	518,753
Apogee Enterprises, Inc.		5,457	291,458
Boise Cascade Co.		13,618	1,761,625
Gibraltar Industries, Inc. (a)		7,585	599,063
JELD-WEN Holding, Inc. (a)		24,674	465,845
Masonite International Corp. (a)		7,673	649,596
Modine Manufacturing Co. (a)		12,467	744,280
PGT Innovations, Inc. (a)		17,735	721,815
Summit Materials, Inc., Class A (a)		39,172	1,506,555
UFP Industries, Inc.		17,657	2,216,836
			$10,672,225

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Chemicals — 1.11%
AdvanSix, Inc.		7,591	$227,426
American Vanguard Corp.		6,858	75,232
Balchem Corp.		6,078	904,103
Ingevity Corp. (a)		15,869	749,334
Innospec, Inc.		5,835	719,105
Intrepid Potash, Inc. (a)		11,653	278,390
Koppers Holdings, Inc.		5,452	279,252
Quaker Chemical Corp.		4,882	1,041,917
Tronox Holdings PLC		60,689	859,356
			$5,134,115

Coal — 2.56%
Alpha Metallurgical Resources, Inc.		14,391	4,877,398
Arch Resources, Inc.		11,669	1,936,354
CONSOL Energy, Inc.		20,094	2,020,050
Ramaco Resources, Inc., Class A		23,089	396,669
Ramaco Resources, Inc., Class B		4,596	61,173
SunCoke Energy, Inc.		47,810	513,479
Warrior Met Coal, Inc.		32,985	2,011,095
			$11,816,218

Commercial Services — 7.37%
Adtalem Global Education, Inc. (a)		6,070	357,826
Alarm.com Holdings, Inc. (a)		11,129	719,156
AMN Healthcare Services, Inc. (a)		34,718	2,599,684
Barrett Business Services, Inc.		3,206	371,255
Brink's Co.		9,529	838,076
Carriage Services, Inc.		2,991	74,805
Cass Information Systems, Inc.		3,705	166,910
CBIZ, Inc. (a)		10,739	672,154
Chegg, Inc. (a)		76,185	865,462
CorVel Corp. (a)		2,981	736,933
CRA International, Inc.		3,852	380,770
Cross Country Healthcare, Inc. (a)		32,702	740,373
Ennis, Inc.		6,579	144,146
EVERTEC, Inc.		23,528	963,236
First Advantage Corp.		16,098	266,744
GEO Group, Inc. (a)		135,982	1,472,685
Green Dot Corp., Class A (a)		20,496	202,910
Hackett Group, Inc.		11,019	250,903
Heidrick & Struggles International, Inc.		6,006	177,357
Herc Holdings, Inc.		19,500	2,903,355
Huron Consulting Group, Inc. (a)		6,654	684,031
I3 Verticals, Inc., Class A (a)		9,654	204,375
Insperity, Inc.		9,190	1,077,252
John Wiley & Sons, Inc., Class A		11,628	369,073
Kforce, Inc.		8,057	544,331
Korn Ferry		14,452	857,726
Matthews International Corp., Class A		6,587	241,414
Medifast, Inc.		8,597	577,890
Monro, Inc.		7,410	217,409
Payoneer Global, Inc. (a)		160,171	834,491
Perdoceo Education Corp.		11,440	200,886
Progyny, Inc. (a)		35,955	1,336,807
R1 RCM, Inc. (a)		89,380	944,747
Repay Holdings Corp. (a)		62,383	532,751
Resources Connection, Inc.		11,201	158,718
SP Plus Corp. (a)		5,009	256,711

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Commercial Services (continued)
StoneCo Ltd., Class A (a)		305,371	$5,505,839
Strategic Education, Inc.		3,018	278,773
Stride, Inc. (a)		12,723	755,364
Target Hospitality Corp. (a)		19,644	191,136
Transcat, Inc. (a)		3,130	342,203
TriNet Group, Inc. (a)		17,621	2,095,666
V2X, Inc. (a)		3,820	177,401
ZipRecruiter, Inc., Class A (a)		49,694	690,747
			$33,980,481

Computers — 3.82%
ExlService Holdings, Inc. (a)		47,763	1,473,488
Insight Enterprises, Inc. (a)		11,039	1,956,000
Integral Ad Science Holding Corp. (a)		12,048	173,371
Maximus, Inc.		18,973	1,591,076
Mitek Systems, Inc. (a)		17,195	224,223
Parsons Corp. (a)		26,714	1,675,235
Qualys, Inc. (a)		14,088	2,765,193
Super Micro Computer, Inc. (a)		27,267	7,750,917
			$17,609,503

Cosmetics & Personal Care — 1.17%
Edgewell Personal Care Co.		12,741	466,703
elf Beauty, Inc. (a)		29,089	4,198,706
Inter Parfums, Inc.		4,941	711,553
			$5,376,962

Distribution/Wholesale — 0.47%
G-III Apparel Group Ltd. (a)		19,411	659,586
Rush Enterprises, Inc., Class A		15,468	778,040
ScanSource, Inc. (a)		6,190	245,186
Titan Machinery, Inc. (a)		16,891	487,812
			$2,170,624

Diversified Financial Services — 5.09%
AssetMark Financial Holdings, Inc. (a)		6,147	184,103
BGC Group, Inc., Class A		101,483	732,707
Enact Holdings, Inc.		7,914	228,635
Enova International, Inc. (a)		16,079	890,133
EZCORP, Inc., Class A (a)		34,442	301,023
Federal Agricultural Mortgage Corp., Class C		4,634	886,114
Federated Hermes, Inc.		45,646	1,545,574
Houlihan Lokey, Inc.		26,428	3,168,982
International Money Express, Inc. (a)		20,238	447,057
LendingTree, Inc. (a)		16,037	486,242
Moelis & Co., Class A		44,064	2,473,312
Nelnet, Inc., Class A		2,605	229,813
PennyMac Financial Services, Inc.		24,110	2,130,601
Perella Weinberg Partners		19,910	243,499
Piper Sandler Cos.		7,414	1,296,486
PJT Partners, Inc., Class A		13,729	1,398,573
Radian Group, Inc.		89,350	2,550,943
StepStone Group, Inc., Class A		23,606	751,379
StoneX Group, Inc. (a)		11,880	877,100
Victory Capital Holdings, Inc., Class A		24,508	844,056
Virtus Investment Partners, Inc.		5,484	1,325,812

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
World Acceptance Corp. (a)	3,546	$462,859
		$23,455,003

Electric — 1.59%
ALLETE, Inc.	23,528	1,438,972
Otter Tail Corp.	13,634	1,158,481
PNM Resources, Inc.	49,752	2,069,683
Portland General Electric Co.	54,334	2,354,836
Unitil Corp.	5,489	288,557
		$7,310,529

Electrical Components & Equipment — 1.08%
Belden, Inc.	12,609	974,045
Encore Wire Corp.	8,568	1,830,125
Energizer Holdings, Inc.	19,558	619,598
Insteel Industries, Inc.	5,601	214,462
Novanta, Inc. (a)	5,881	990,419
Powell Industries, Inc.	4,156	367,390
		$4,996,039

Electronics — 2.66%
Advanced Energy Industries, Inc.	8,933	972,982
Allient, Inc.	3,472	104,889
Atkore, Inc. (a)	20,468	3,274,880
Badger Meter, Inc.	5,617	867,096
Benchmark Electronics, Inc.	11,599	320,596
Brady Corp., Class A	10,692	627,513
CTS Corp.	7,847	343,228
ESCO Technologies, Inc.	4,392	513,996
Knowles Corp. (a)	36,516	654,002
Mesa Laboratories, Inc.	2,186	229,027
Napco Security Technologies, Inc.	15,171	519,607
OSI Systems, Inc. (a)	4,833	623,699
Plexus Corp. (a)	7,859	849,794
Sanmina Corp. (a)	18,715	961,390
TTM Technologies, Inc. (a)	26,091	412,499
Vishay Intertechnology, Inc.	41,015	983,129
		$12,258,327

Energy — Alternate Sources — 0.07%
Montauk Renewables, Inc. (a)	22,226	198,034
REX American Resources Corp. (a)	2,460	116,358
		$314,392

Engineering & Construction — 2.16%
Arcosa, Inc.	9,446	780,617
Comfort Systems USA, Inc.	10,939	2,249,824
EMCOR Group, Inc.	13,450	2,897,533
Exponent, Inc.	8,666	762,955
Frontdoor, Inc. (a)	20,493	721,763
MYR Group, Inc. (a)	4,398	636,083
NV5 Global, Inc. (a)	6,207	689,722
Sterling Infrastructure, Inc. (a)	13,907	1,222,843
		$9,961,340

Entertainment — 0.24%
Atlanta Braves Holdings, Inc., Class C (a)	5,138	203,362

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Entertainment (continued)
Monarch Casino & Resort, Inc.		2,632	$182,003
RCI Hospitality Holdings, Inc.		2,405	159,355
Red Rock Resorts, Inc., Class A		10,887	580,604
			$1,125,324

Environmental Control — 0.05%
Energy Recovery, Inc. (a)		13,166	248,047

Food — 0.95%
Lancaster Colony Corp.		5,890	980,037
Simply Good Foods Co. (a)		19,605	776,358
Sprouts Farmers Market, Inc. (a)		47,378	2,279,355
Tootsie Roll Industries, Inc.		4,157	138,179
Weis Markets, Inc.		3,007	192,328
			$4,366,257

Forest Products & Paper — 0.25%
Sylvamo Corp.		23,665	1,162,188

Gas — 0.31%
New Jersey Resources Corp.		32,060	1,429,235

Hand/Machine Tools — 0.34%
Franklin Electric Co., Inc.		7,437	718,786
Kennametal, Inc.		32,122	828,426
			$1,547,212

Healthcare — Products — 3.85%
Alphatec Holdings, Inc. (a)		33,533	506,684
Avanos Medical, Inc. (a)		9,421	211,313
CONMED Corp.		13,579	1,487,036
Embecta Corp.		22,623	428,253
Haemonetics Corp. (a)		15,068	1,288,465
Integer Holdings Corp. (a)		10,376	1,028,054
Lantheus Holdings, Inc. (a)		32,276	2,001,112
LeMaitre Vascular, Inc.		3,137	178,056
LivaNova PLC (a)		24,108	1,247,348
Merit Medical Systems, Inc. (a)		10,989	834,725
Neogen Corp. (a)		80,167	1,612,158
OmniAb, Inc., Earnout Shares (a)		1,130	—
OmniAb, Inc., Earnout Shares (a)		1,130	—
Omnicell, Inc. (a)		17,475	657,584
OraSure Technologies, Inc. (a)		21,520	176,464
Orthofix Medical, Inc. (a)		14,663	197,657
Shockwave Medical, Inc. (a)		13,240	2,523,014
Silk Road Medical, Inc. (a)		24,280	297,916
STAAR Surgical Co. (a)		27,107	846,010
Tactile Systems Technology, Inc. (a)		6,632	94,838
TransMedics Group, Inc. (a)		14,251	1,124,831
UFP Technologies, Inc. (a)		3,134	539,173
Varex Imaging Corp. (a)		10,878	222,999
Zimvie, Inc. (a)		7,568	134,332
Zynex, Inc. (a),(c)		9,059	98,653
			$17,736,675

Healthcare — Services — 2.23%
Addus HomeCare Corp. (a)		3,573	331,753
Agiliti, Inc. (a)		10,605	83,992
Apollo Medical Holdings, Inc. (a)		7,021	268,904

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Services (continued)
Cano Health, Inc. (a),(c)		1,346	$7,901
DocGo, Inc. (a)		23,718	132,584
Ensign Group, Inc.		10,167	1,140,839
Fulgent Genetics, Inc. (a)		8,728	252,326
HealthEquity, Inc. (a)		31,971	2,119,677
Medpace Holdings, Inc. (a)		14,361	4,402,077
ModivCare, Inc. (a)		4,851	213,396
Pediatrix Medical Group, Inc. (a)		29,268	272,192
RadNet, Inc. (a)		7,040	244,781
Select Medical Holdings Corp.		20,519	482,197
U.S. Physical Therapy, Inc.		3,458	322,078
			$10,274,697

Home Builders — 2.87%
Beazer Homes USA, Inc. (a)		6,453	218,047
Cavco Industries, Inc. (a)		1,589	550,779
Century Communities, Inc.		7,437	677,808
Green Brick Partners, Inc. (a)		7,025	364,879
Hovnanian Enterprises, Inc., Class A (a)		2,040	317,465
Installed Building Products, Inc.		5,667	1,036,041
KB Home		34,835	2,175,794
LGI Homes, Inc. (a)		5,576	742,500
M/I Homes, Inc. (a)		7,191	990,488
MDC Holdings, Inc.		14,890	822,673
Meritage Homes Corp.		9,651	1,681,204
Skyline Champion Corp. (a)		9,521	707,029
Taylor Morrison Home Corp. (a)		21,174	1,129,633
Tri Pointe Homes, Inc. (a)		22,104	782,482
Winnebago Industries, Inc.		14,189	1,034,094
			$13,230,916

Home Furnishings — 0.23%
Ethan Allen Interiors, Inc.		7,176	229,058
MillerKnoll, Inc.		27,539	734,741
Sleep Number Corp. (a)		8,023	118,981
			$1,082,780

Household Products/Wares — 0.55%
ACCO Brands Corp.		33,138	201,479
Helen of Troy Ltd. (a)		12,075	1,458,781
WD-40 Co.		3,587	857,544
			$2,517,804

Insurance — 4.10%
Ambac Financial Group, Inc. (a)		28,226	465,164
American Equity Investment Life Holding Co. (a)		49,013	2,734,925
CNO Financial Group, Inc.		65,147	1,817,601
Essent Group Ltd.		37,008	1,951,802
Jackson Financial, Inc., Class A		77,978	3,992,474
Kinsale Capital Group, Inc.		9,674	3,239,919
NMI Holdings, Inc., Class A (a)		25,170	747,046
Palomar Holdings, Inc. (a)		9,339	518,315
RLI Corp.		11,909	1,585,326
Selective Insurance Group, Inc.		17,460	1,736,921
Universal Insurance Holdings, Inc.		7,607	121,560
			$18,911,053

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet — 2.03%
1-800-Flowers.com, Inc., Class A (a)	9,214	$99,327
Cargurus, Inc. (a)	50,612	1,222,786
Cars.com, Inc. (a)	17,227	326,796
Figs, Inc., Class A (a)	110,604	768,698
HealthStream, Inc.	3,981	107,606
Open Lending Corp., Class A (a)	40,980	348,740
Perficient, Inc. (a)	10,350	681,237
Q2 Holdings, Inc. (a)	24,114	1,046,789
QuinStreet, Inc. (a)	13,513	173,237
Revolve Group, Inc. (a)	30,587	507,132
Shutterstock, Inc.	21,900	1,057,332
Squarespace, Inc., Class A (a)	25,156	830,399
Yelp, Inc. (a)	26,659	1,262,037
Ziff Davis, Inc. (a)	14,142	950,201
		$9,382,317

Iron & Steel — 0.71%
Commercial Metals Co.	59,772	2,990,991
Haynes International, Inc.	4,878	278,290
		$3,269,281

Leisure Time — 0.18%
Acushnet Holdings Corp.	8,445	533,471
Malibu Boats, Inc., Class A (a)	2,975	163,089
MasterCraft Boat Holdings, Inc. (a)	5,453	123,456
		$820,016

Machinery — Construction & Mining — 0.60%
Terex Corp.	48,356	2,778,536

Machinery — Diversified — 1.75%
Alamo Group, Inc.	2,847	598,411
Albany International Corp., Class A	8,345	819,646
Applied Industrial Technologies, Inc.	11,535	1,991,979
CSW Industrials, Inc.	4,050	840,010
GrafTech International Ltd.	82,486	180,644
Kadant, Inc.	3,562	998,464
Mueller Water Products, Inc., Class A	42,212	607,853
Tennant Co.	3,458	320,522
Thermon Group Holdings, Inc. (a)	9,868	321,401
Watts Water Technologies, Inc., Class A	6,573	1,369,419
		$8,048,349

Media — 0.32%
AMC Networks, Inc., Class A (a)	10,736	201,729
Gray Television, Inc.	45,185	404,858
Liberty Latin America Ltd., Class C (a)	58,418	428,788
Sinclair, Inc. (c)	32,720	426,342
		$1,461,717

Metal Fabrication & Hardware — 1.34%
Mueller Industries, Inc.	37,046	1,746,719
Olympic Steel, Inc.	6,872	458,362
Proto Labs, Inc. (a)	10,862	423,184
RBC Bearings, Inc. (a)	8,903	2,536,376
Ryerson Holding Corp.	14,440	500,779

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Metal Fabrication & Hardware (continued)
Standex International Corp.		3,169	$501,906
			$6,167,326

Mining — 0.21%
Constellium SE (a)		47,576	949,617

Miscellaneous Manufacturers — 1.10%
Fabrinet (a)		9,875	1,879,509
Federal Signal Corp.		16,556	1,270,508
Hillenbrand, Inc.		16,698	798,999
Materion Corp.		6,205	807,457
Smith & Wesson Brands, Inc.		13,622	184,714
Sturm Ruger & Co., Inc.		2,965	134,759
			$5,075,946

Office & Business Equipment — 0.27%
Xerox Holdings Corp.		67,686	1,240,684

Oil & Gas — 4.04%
Berry Corp.		19,081	134,140
California Resources Corp.		20,499	1,120,885
Callon Petroleum Co. (a)		36,730	1,190,052
Chord Energy Corp.		11,650	1,936,580
Civitas Resources, Inc.		14,627	1,000,194
Comstock Resources, Inc.		115,041	1,018,113
CVR Energy, Inc.		19,431	588,759
Magnolia Oil & Gas Corp., Class A		43,998	936,717
Matador Resources Co.		34,473	1,960,135
Par Pacific Holdings, Inc. (a)		18,454	671,172
PBF Energy, Inc., Class A		62,612	2,752,424
Permian Resources Corp.		177,237	2,410,423
Ring Energy, Inc. (a)		66,855	97,608
Sitio Royalties Corp., Class A		17,889	420,570
Talos Energy, Inc. (a)		42,067	598,613
Weatherford International PLC (a)		18,490	1,808,877
			$18,645,262

Oil & Gas Services — 0.54%
Archrock, Inc.		21,488	330,915
Aris Water Solutions, Inc., Class A		19,672	165,048
ChampionX Corp.		42,574	1,243,587
Expro Group Holdings NV (a)		19,238	306,269
Helix Energy Solutions Group, Inc. (a)		41,983	431,585
			$2,477,404

Packaging & Containers — 0.35%
Greif, Inc., Class A		10,850	711,651
O-I Glass, Inc. (a)		55,620	911,056
			$1,622,707

Pharmaceuticals — 3.05%
AbCellera Biologics, Inc. (a),(c)		74,171	423,516
AdaptHealth Corp. (a)		43,720	318,719
Alector, Inc. (a)		27,549	219,841
Alkermes PLC (a)		51,776	1,436,266
Amphastar Pharmaceuticals, Inc. (a)		8,467	523,684
BellRing Brands, Inc. (a)		31,618	1,752,586
Catalyst Pharmaceuticals, Inc. (a)		57,039	958,826

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc. (a)		16,608	$511,194
Corcept Therapeutics, Inc. (a)		31,475	1,022,308
Eagle Pharmaceuticals, Inc. (a)		6,494	33,964
Harmony Biosciences Holdings, Inc. (a)		27,508	888,508
Herbalife Ltd. (a)		56,918	868,569
Ironwood Pharmaceuticals, Inc. (a)		86,017	984,035
Option Care Health, Inc. (a)		41,738	1,406,153
Pacira BioSciences, Inc. (a)		21,527	726,321
PetIQ, Inc. (a)		11,184	220,884
Prestige Consumer Healthcare, Inc. (a)		11,204	685,909
Revance Therapeutics, Inc. (a)		13,927	122,418
Seres Therapeutics, Inc. (a),(c)		31,947	44,726
SIGA Technologies, Inc.		38,027	212,951
Supernus Pharmaceuticals, Inc. (a)		16,886	488,681
USANA Health Sciences, Inc. (a)		2,574	137,966
Vanda Pharmaceuticals, Inc. (a)		23,969	101,149
			$14,089,174

Pipelines — 0.04%
Kinetik Holdings, Inc.		6,000	200,400

Real Estate — 0.76%
Cushman & Wakefield PLC (a)		177,344	1,915,315
Marcus & Millichap, Inc.		14,052	613,792
McGrath RentCorp		6,829	816,885
RE/MAX Holdings, Inc., Class A		11,628	155,001
			$3,500,993

REITs — 5.43%
Agree Realty Corp.		42,075	2,648,621
American Assets Trust, Inc.		37,980	854,930
Broadstone Net Lease, Inc.		72,119	1,241,889
CareTrust REIT, Inc.		45,787	1,024,713
Community Healthcare Trust, Inc.		10,062	268,052
Easterly Government Properties, Inc.		71,380	959,347
Empire State Realty Trust, Inc., Class A		109,441	1,060,483
Essential Properties Realty Trust, Inc.		63,205	1,615,520
Four Corners Property Trust, Inc.		31,553	798,291
Getty Realty Corp.		23,137	676,063
Global Net Lease, Inc.		51,178	509,221
Industrial Logistics Properties Trust		89,737	421,764
Innovative Industrial Properties, Inc.		26,500	2,671,730
Office Properties Income Trust		47,773	349,698
Piedmont Office Realty Trust, Inc., Class A		127,202	904,406
PotlatchDeltic Corp.		35,481	1,742,117
STAG Industrial, Inc.		82,153	3,225,327
Tanger, Inc.		64,680	1,792,930
Terreno Realty Corp.		33,174	2,079,015
Universal Health Realty Income Trust		4,472	193,414
			$25,037,531

Retail — 5.83%
Academy Sports & Outdoors, Inc.		30,129	1,988,514
Asbury Automotive Group, Inc. (a)		5,612	1,262,532
Bloomin' Brands, Inc.		36,327	1,022,605
BlueLinx Holdings, Inc. (a)		5,405	612,441
Buckle, Inc.		13,070	621,086
Chuy's Holdings, Inc. (a)		2,898	110,791

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Denny's Corp. (a)	16,876	$183,611
Destination XL Group, Inc. (a)	22,225	97,790
Dillard's, Inc., Class A (c)	3,973	1,603,701
FirstCash Holdings, Inc.	12,462	1,350,756
Foot Locker, Inc.	61,885	1,927,718
Genesco, Inc. (a)	5,587	196,718
GMS, Inc. (a)	11,629	958,578
Group 1 Automotive, Inc.	4,136	1,260,405
Haverty Furniture Cos., Inc.	3,855	136,853
Hibbett, Inc.	8,226	592,437
Jack in the Box, Inc.	8,643	705,528
La-Z-Boy, Inc.	8,882	327,923
MarineMax, Inc. (a)	13,898	540,632
Movado Group, Inc.	4,879	147,102
Murphy USA, Inc.	7,397	2,637,474
National Vision Holdings, Inc. (a)	21,514	450,288
OneWater Marine, Inc., Class A (a)	3,480	117,589
Patrick Industries, Inc.	4,392	440,737
PriceSmart, Inc.	3,842	291,147
Sally Beauty Holdings, Inc. (a)	31,956	424,376
Shoe Carnival, Inc.	9,495	286,844
Sonic Automotive, Inc., Class A	8,991	505,384
Texas Roadhouse, Inc.	20,118	2,459,023
Wingstop, Inc.	13,430	3,445,869
Winmark Corp.	413	172,448
		$26,878,900

Savings & Loans — 0.34%
OceanFirst Financial Corp.	17,458	303,071
WaFd, Inc.	38,971	1,284,484
		$1,587,555

Semiconductors — 3.75%
Amkor Technology, Inc.	52,048	1,731,637
Axcelis Technologies, Inc. (a)	21,951	2,846,825
Cohu, Inc. (a)	10,917	386,353
Diodes, Inc. (a)	9,599	772,912
Kulicke & Soffa Industries, Inc.	19,690	1,077,437
MACOM Technology Solutions Holdings, Inc. (a)	20,275	1,884,561
MaxLinear, Inc. (a)	22,925	544,927
Onto Innovation, Inc. (a)	9,729	1,487,564
Photronics, Inc. (a)	31,678	993,739
Power Integrations, Inc.	16,878	1,385,853
Rambus, Inc. (a)	39,088	2,667,756
Semtech Corp. (a)	61,784	1,353,687
Vishay Precision Group, Inc. (a)	4,457	151,850
		$17,285,101

Software — 2.96%
8x8, Inc. (a)	53,337	201,614
ACI Worldwide, Inc. (a)	35,952	1,100,131
Adeia, Inc.	30,562	378,663
Agilysys, Inc. (a)	7,527	638,440
CommVault Systems, Inc. (a)	14,754	1,178,107
Computer Programs & Systems, Inc. (a)	3,389	37,957
Digi International, Inc. (a)	13,940	362,440
Donnelley Financial Solutions, Inc. (a)	14,114	880,290
EngageSmart, Inc. (a)	20,061	459,397

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Envestnet, Inc. (a)		21,514	$1,065,373
Everbridge, Inc. (a)		19,470	473,316
Health Catalyst, Inc. (a)		26,106	241,742
Model N, Inc. (a)		19,626	528,528
N-able, Inc. (a)		15,240	201,930
PDF Solutions, Inc. (a)		7,062	226,973
PowerSchool Holdings, Inc., Class A (a)		33,554	790,532
Privia Health Group, Inc. (a)		29,739	684,889
Progress Software Corp.		16,377	889,271
PubMatic, Inc., Class A (a)		21,048	343,293
Sapiens International Corp. NV		7,843	226,976
Simulations Plus, Inc.		4,014	179,627
SPS Commerce, Inc. (a)		6,166	1,195,218
Verra Mobility Corp. (a)		59,776	1,376,641
			$13,661,348

Telecommunications — 1.43%
A10 Networks, Inc.		27,726	365,151
CommScope Holding Co., Inc. (a)		118,879	335,239
EchoStar Corp., Class A (a)		11,894	197,084
Extreme Networks, Inc. (a)		53,646	946,316
IDT Corp., Class B (a)		3,711	126,508
InterDigital, Inc.		15,643	1,697,891
Iridium Communications, Inc.		32,750	1,347,990
U.S. Cellular Corp. (a)		15,709	652,552
Viavi Solutions, Inc. (a)		90,291	909,230
			$6,577,961

Textiles — 0.16%
UniFirst Corp.		3,969	725,970

Transportation — 3.44%
Air Transport Services Group, Inc. (a)		23,693	417,234
ArcBest Corp.		11,594	1,393,715
Covenant Logistics Group, Inc.		4,709	216,802
Dorian LPG Ltd.		16,452	721,749
FLEX LNG Ltd.		9,570	278,104
Forward Air Corp.		7,720	485,357
Heartland Express, Inc.		10,913	155,619
Hub Group, Inc., Class A (a)		10,677	981,644
International Seaways, Inc.		17,467	794,399
Marten Transport Ltd.		13,045	273,684
Matson, Inc.		15,620	1,711,952
Safe Bulkers, Inc.		46,182	181,495
Saia, Inc. (a)		10,667	4,674,493
Scorpio Tankers, Inc.		36,129	2,196,643
Werner Enterprises, Inc.		27,484	1,164,497
World Kinect Corp.		9,599	218,665
			$15,866,052

Water — 0.76%
American States Water Co.		12,209	981,848
Artesian Resources Corp., Class A		3,631	150,505
California Water Service Group		15,441	800,925
SJW Group		23,972	1,566,570
			$3,499,848
TOTAL COMMON STOCKS			$460,139,363

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	December 31, 2023 (unaudited)

INVESTMENT COMPANIES — 0.73%			Shares Held	Value

Money Market Funds — 0.73%
Principal Government Money Market Fund — Class R-6 5.26% (d),(e),(f)			1,495,118	$1,495,118
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (f)			1,888,291	1,888,291
TOTAL INVESTMENT COMPANIES				$3,383,409
Total Investments				$463,522,772
Other Assets and Liabilities — (0.50)%				(2,300,326)

Total Net Assets — 100.00%				$461,222,446

(a) Non-income producing security.
(b)		The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)		Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,441,188 or
0.31% of net assets.
(d)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,495,118 or 0.32% of net assets.
(f) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Consumer, Non-cyclical		22.77%
Financial		20.95%
Industrial		17.44%
Consumer, Cyclical		11.83%
Technology		10.80%
Energy		7.25%
Communications		3.80%
Utilities		2.65%
Basic Materials		2.28%
Money Market Funds		0.73%
Other Assets and Liabilities		(0.50)%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases	Sales	December 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$847,907	$7,321,911	$6,674,700	$1,495,118
	$847,907	$7,321,911	$6,674,700	$1,495,118

		Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.		87

	Schedule of Investments
	Principal Value ETF
	December 31, 2023 (unaudited)

COMMON STOCKS — 99.64%		Shares Held	Value
Aerospace & Defense — 1.72%
L3Harris Technologies, Inc.		2,213	$466,102
Lockheed Martin Corp.		1,124	509,442
			$975,544

Agriculture — 1.42%
Altria Group, Inc.		10,872	438,577
Archer-Daniels-Midland Co.		5,093	367,816
			$806,393

Apparel — 0.69%
Tapestry, Inc.		10,720	394,603
Auto Manufacturers — 0.86%
PACCAR, Inc.		5,004	488,641
Banks — 10.59%
Bank of America Corp.		21,633	728,383
Bank of New York Mellon Corp.		8,967	466,732
Citizens Financial Group, Inc.		12,575	416,736
Comerica, Inc.		7,187	401,106
Fifth Third Bancorp		14,103	486,412
KeyCorp		32,898	473,731
M&T Bank Corp.		2,899	397,395
Northern Trust Corp.		4,866	410,593
PNC Financial Services Group, Inc.		3,389	524,787
Regions Financial Corp.		19,048	369,150
State Street Corp.		5,432	420,763
Truist Financial Corp.		13,431	495,873
Zions Bancorp NA		9,741	427,338
			$6,018,999

Building Materials — 1.50%
Johnson Controls International PLC		7,137	411,377
Masco Corp.		6,547	438,518
			$849,895

Chemicals — 2.46%
CF Industries Holdings, Inc.		4,848	385,416
Linde PLC		1,658	680,957
Mosaic Co.		9,227	329,681
			$1,396,054

Commercial Services — 1.60%
Automatic Data Processing, Inc.		2,032	473,395
Robert Half, Inc.		4,939	434,237
			$907,632

Computers — 6.91%
Accenture PLC, Class A		2,088	732,700
Apple, Inc.		12,340	2,375,820
Cognizant Technology Solutions Corp., Class A		5,944	448,950
HP, Inc.		12,386	372,695
			$3,930,165

Distribution/Wholesale — 0.72%
Pool Corp.		1,030	410,671

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 4.71%
Ameriprise Financial, Inc.	1,205	$457,695
Discover Financial Services	3,883	436,449
Franklin Resources, Inc.	13,479	401,540
Intercontinental Exchange, Inc.	3,990	512,436
Nasdaq, Inc.	7,649	444,713
Synchrony Financial	11,111	424,329
		$2,677,162

Electronics — 0.76%
Allegion PLC	3,402	430,999

Environmental Control — 0.80%
Republic Services, Inc.	2,768	456,471

Food — 2.58%
Conagra Brands, Inc.	12,353	354,037
General Mills, Inc.	5,876	382,763
Hershey Co.	1,843	343,609
Kroger Co.	8,390	383,507
		$1,463,916

Hand/Machine Tools — 0.72%
Snap-on, Inc.	1,424	411,308

Healthcare — Products — 1.76%
Abbott Laboratories	5,960	656,017
DENTSPLY SIRONA, Inc.	9,700	345,223
		$1,001,240

Healthcare — Services — 0.70%
Quest Diagnostics, Inc.	2,864	394,888

Home Builders — 0.86%
PulteGroup, Inc.	4,724	487,611

Household Products/Wares — 0.74%
Avery Dennison Corp.	2,090	422,514

Insurance — 6.62%
Allstate Corp.	3,725	521,425
American International Group, Inc.	7,075	479,331
Chubb Ltd.	2,394	541,044
Cincinnati Financial Corp.	3,617	374,215
Hartford Financial Services Group, Inc.	5,399	433,972
Marsh & McLennan Cos., Inc.	2,602	493,001
MetLife, Inc.	6,664	440,690
Travelers Cos., Inc.	2,516	479,273
		$3,762,951

Internet — 0.33%
Amazon.com, Inc. (a)	1,235	187,646

Iron & Steel — 0.79%
Steel Dynamics, Inc.	3,798	448,544

Machinery — Construction & Mining — 1.05%
Caterpillar, Inc.	2,020	597,253

Media — 2.20%
Comcast Corp., Class A	13,893	609,208
Fox Corp., Class A	10,930	324,293

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Media (continued)
Fox Corp., Class B		11,435	$316,178
			$1,249,679

Miscellaneous Manufacturers — 1.62%
A O Smith Corp.		5,292	436,272
Parker-Hannifin Corp.		1,055	486,039
			$922,311

Oil & Gas — 7.79%
APA Corp.		8,571	307,528
Chevron Corp.		4,795	715,222
Devon Energy Corp.		8,169	370,056
EQT Corp.		8,990	347,553
Exxon Mobil Corp.		9,107	910,518
Marathon Petroleum Corp.		3,032	449,828
Phillips 66		3,767	501,538
Pioneer Natural Resources Co.		1,872	420,975
Valero Energy Corp.		3,131	407,030
			$4,430,248

Packaging & Containers — 1.53%
Packaging Corp. of America		2,509	408,741
Westrock Co.		11,142	462,616
			$871,357

Pharmaceuticals — 3.46%
Bristol-Myers Squibb Co.		8,967	460,097
Cencora, Inc.		2,178	447,318
CVS Health Corp.		6,738	532,032
Pfizer, Inc.		18,258	525,648
			$1,965,095

Pipelines — 0.74%
Williams Cos., Inc.		12,076	420,607

REITs — 8.38%
Alexandria Real Estate Equities, Inc.		3,215	407,566
Essex Property Trust, Inc.		1,578	391,249
Extra Space Storage, Inc.		3,088	495,099
Host Hotels & Resorts, Inc.		23,421	456,007
Invitation Homes, Inc.		11,348	387,080
Kimco Realty Corp.		18,803	400,692
Mid-America Apartment Communities, Inc.		2,695	362,370
Prologis, Inc.		4,270	569,191
Simon Property Group, Inc.		3,542	505,231
UDR, Inc.		9,635	368,924
VICI Properties, Inc.		13,259	422,697
			$4,766,106

Retail — 4.52%
Best Buy Co., Inc.		4,875	381,615
Darden Restaurants, Inc.		2,442	401,221
Genuine Parts Co.		2,511	347,773
Home Depot, Inc.		2,564	888,554
Lowe's Cos., Inc.		2,485	553,037
			$2,572,200

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	December 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Semiconductors — 6.81%
Analog Devices, Inc.		2,708	$537,700
Broadcom, Inc.		1,042	1,163,132
Microchip Technology, Inc.		5,255	473,896
QUALCOMM, Inc.		4,777	690,898
Skyworks Solutions, Inc.		3,629	407,972
Texas Instruments, Inc.		3,495	595,758
			$3,869,356

Software — 5.27%
Fidelity National Information Services, Inc.		7,337	440,733
Microsoft Corp.		5,740	2,158,470
Paychex, Inc.		3,344	398,304
			$2,997,507

Telecommunications — 0.66%
Corning, Inc.		12,363	376,453
Transportation — 5.77%
CH Robinson Worldwide, Inc.		3,999	345,474
CSX Corp.		14,812	513,532
Expeditors International of Washington, Inc.		3,337	424,466
FedEx Corp.		1,699	429,796
Norfolk Southern Corp.		2,020	477,488
Union Pacific Corp.		2,461	604,471
United Parcel Service, Inc., Class B		3,100	487,413
			$3,282,640
TOTAL COMMON STOCKS			$56,644,659
INVESTMENT COMPANIES — 0.52%		Shares Held	Value

Money Market Fund — 0.52%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.32% (b)		299,350	$299,350
TOTAL INVESTMENT COMPANIES			$299,350
Total Investments			$56,944,009
Other Assets and Liabilities — (0.16)%			(93,130)
Total Net Assets — 100.00%			$56,850,879

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	30.31%
Technology	18.99%
Industrial	15.47%
Consumer, Non-cyclical	12.25%
Energy	8.53%
Consumer, Cyclical	7.66%
Basic Materials	3.24%
Communications	3.19%
Money Market Fund	0.52%
Other Assets and Liabilities	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	91

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active High Yield ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended		Year ended		Year ended
	2023	(a)	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020		June 30, 2019

Net asset value, beginning of period	$18.28		$17.71	$20.85 (b)	$18.07	(b)	$19.96	(b)	$20.14	(b)

Investment Operations:
Net investment income (loss) (c)	0.61		1.05	0.90	0.77	(b)	0.94	(b)	0.96	(b)
Net realized and change in unrealized gain (loss)	0.69		0.70	(2.90)	2.82	(b)	(1.86	) (b)	(0.01	) (b)
Total from investment operations	1.30		1.75	(2.00)	3.59	(b)	(0.92	) (b)	0.95	(b)

Dividends to Shareholders from:
Net investment income	(0.74)		(1.18)	(1.14)	(0.81	) (b)	(0.97	) (b)	(0.96	) (b)
Net realized gains	—		—	—	—(b)		—(b)		(0.17	) (b)
Total dividends to stockholders	(0.74)		(1.18)	(1.14)	(0.81	) (b)	(0.97	) (b)	(1.13	) (b)

Net asset value, end of period	$18.84		$18.28	$17.71	$20.85	(b)	$18.07	(b)	$19.96	(b)
Total return	7.32% (d)		10.15%	(10.65)%		20.25%		(4.78)%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$149,785		$105,094	$218,775	$232,443		$270,096		$216,519
Ratio of expenses to average net assets	0.39	% (e)	0.39%	0.41%		0.49%		0.49%	0.61%
Ratio of net investment income (loss) to average
net assets	6.71	% (e)	5.84%	4.46%		3.90%		4.89%	4.84%
Portfolio turnover rate (f)	19.7%		34.5%	110.5%		19.5%		10.6%	17.9%

(a) Six months ended December 31, 2023.
(b)			Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
92

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Focused Blue Chip ETF
For a share outstanding:
Period ended
December 31,
2023(a)

Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.09
Net realized and change in unrealized gain (loss)	3.44
Total from investment operations	3.53

Dividends to Shareholders from:
Net investment income	(0.05)
Total dividends to stockholders	(0.05)

Net asset value, end of period	$28.48
Total return (c)	14.13%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$30,758
Ratio of expenses to average net assets (d)	0.58%
Ratio of net investment income (loss) to average
net assets (d)	0.75%
Portfolio turnover rate (e)	9.0%

(a)	Period from July 12, 2023, date operations commenced, through December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
93

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Year ended
	2023(a)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of period	$36.00		$32.29	$60.76	$44.34	$34.37	$34.74

Investment Operations:
Net investment income (loss) (b)	(0.03)		(0.07)	(0.14)	(0.15)	(0.10)	(0.13)
Net realized and change in unrealized gain (loss)	0.40		3.78	(27.88)	16.79	10.07	(0.24)
Total from investment operations	0.37		3.71	(28.02)	16.64	9.97	(0.37)

Dividends to Shareholders from:
Net investment income	—		—	(0.45)	—	—	—
Net realized gains	—		—	—	(0.22)	—	—
Total dividends to stockholders	—		—	(0.45)	(0.22)	—	—

Net asset value, end of period	$36.37		$36.00	$32.29	$60.76	$44.34	$34.37
Total return	1.03	% (c)	11.49%	(46.36)%	37.51%	29.01%	(1.05)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$49,100		$53,997	$53,275	$176,197	$95,338	$56,713
Ratio of expenses to average net assets	0.42	% (d)	0.42%	0.42%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average
net assets	(0.18	)% (d)	(0.21)%	(0.29)%	(0.27)%	(0.29)%	(0.39)%
Portfolio turnover rate (e)	8.4%		56.6%	46.2%	45.8%	36.1%	34.5%

(a) Six months ended December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
94

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Investment Grade Corporate Active ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Year ended
	2023(a)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of period	$20.51		$21.84	$26.74	$26.67	$26.20	$24.59

Investment Operations:
Net investment income (loss) (b)	0.48		0.76	0.65	0.62	0.88	0.95
Net realized and change in unrealized gain (loss)	0.47		(0.60)	(4.68)	0.69	1.39	1.66
Total from investment operations	0.95		0.16	(4.03)	1.31	2.27	2.61

Dividends to Shareholders from:
Net investment income	(0.55)		(1.49)	(0.80)	(0.79)	(0.95)	(0.98)
Net realized gains	—		—	(0.07)	(0.45)	(0.85)	(0.02)
Total dividends to stockholders	(0.55)		(1.49)	(0.87)	(1.24)	(1.80)	(1.00)

Net asset value, end of period	$20.91		$20.51	$21.84	$26.74	$26.67	$26.20
Total return	4.75	% (c)	0.87%	(15.47)%	4.90%	8.98%	10.95%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$73,172		$47,174	$369,026	$481,271	$110,693	$120,540
Ratio of expenses to average net assets	0.19	% (d)	0.19%	0.19%	0.25%	0.26%	0.26%
Ratio of net investment income (loss) to average
net assets	4.74	% (d)	3.52%	2.58%	2.30%	3.37%	3.86%
Portfolio turnover rate (e)	77.2%		61.0%	46.9%	67.8%	73.3%	92.8%

(a) Six months ended December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
95

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Quality ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended		Year ended
	2023(a)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019

Net asset value, beginning of period	$56.45		$47.88	$53.17	$39.89	$37.79		$33.32

Investment Operations:
Net investment income (loss) (b)	0.28		0.60	0.61	0.57	0.51		0.46
Net realized and change in unrealized gain (loss)	4.75		8.71	(5.36)	13.22	1.00		4.48
Net realized gain due from reimbursement from
Advisor	—		—	—	—	1.13	(c)	—
Total from investment operations	5.03		9.31	(4.75)	13.79	2.64		4.94

Dividends to Shareholders from:
Net investment income	(0.39)		(0.74)	(0.54)	(0.51)	(0.54)		(0.47)
Total dividends to stockholders	(0.39)		(0.74)	(0.54)	(0.51)	(0.54)		(0.47)

Net asset value, end of period	$61.09		$56.45	$47.88	$53.17	$39.89		$37.79
Total return	8.94% (d)		19.69%	(9.07)%	34.83%	7.05	% (c)	15.03%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$41,539		$36,696	$45,489	$58,486	$17,951		$20,786
Ratio of expenses to average net assets	0.15	% (e)	0.15%	0.15%	0.15%	0.29	% (f)	0.29	% (f)
Ratio of gross expenses to average net assets	—% (g)		—% (g)	—% (g)	—% (g)	0.34%		0.40%
Ratio of net investment income (loss) to average
net assets	0.97	% (e)	1.18%	1.11%	1.22%	1.32%		1.32%
Portfolio turnover rate (h)	0.0	% (i)	47.7%	96.0%	45.1%	103.7%		40.4%

(a) Six months ended December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)			During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Includes reimbursement from Advisor.
(g)	Ratio is not applicable as there was no waiver during the period.
(h)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.
(i) Reflects an amount rounding to less than 0.0%.

See accompanying notes.
96

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal Real Estate Active Opportunities ETF
For a share outstanding:
	Period ended
	December 31,		Period ended	Period ended
	2023(a)		June 30, 2023	June 30, 2022 (b)

Net asset value, beginning of period	$22.68		$24.50	$25.00

Investment Operations:
Net investment income (loss) (c)	0.39		0.54	0.10
Net realized and change in unrealized gain (loss)	1.48		(1.78)	(0.60)
Total from investment operations	1.87		(1.24)	(0.50)

Dividends to Shareholders from:
Net investment income	(0.46)		(0.48)	—
Net realized gains	—		(0.10)	—
Total dividends to stockholders	(0.46)		(0.58)	—

Net asset value, end of period	$24.09		$22.68	$24.50
Total return	8.44	% (d)	(5.03)%	(2.01	)% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$9,155		$5,443	$5,390
Ratio of expenses to average net assets	0.65	% (e)	0.65%	0.65	% (e)
Ratio of net investment income (loss) to average
net assets	3.51	% (e)	2.33%	3.51	% (e)
Portfolio turnover rate (f)	16.0%		17.6%	16.2%

(a) Six months ended December 31, 2023.
(b)	Period from May 18, 2022, date operations commenced, through June 30, 2022.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
			97

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended		Year ended
	2023(a)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019

Net asset value, beginning of period	$16.87		$17.20	$20.64	$19.31 (b)	$19.36	(b)	$18.89	(b)

Investment Operations:
Net investment income (loss) (c)	0.39		0.72	0.64	0.70	0.80	(b)	0.68	(b)
Net realized and change in unrealized gain (loss)	0.66		(0.25)	(3.27)	1.86	0.08	(b)	0.77	(b)
Total from investment operations	1.05		0.47	(2.63)	2.56	0.88	(b)	1.45	(b)

Dividends to Shareholders from:
Net investment income	(0.48)		(0.80)	(0.81)	(1.23)	(0.93	) (b)	(0.98	) (b)
Total dividends to stockholders	(0.48)		(0.80)	(0.81)	(1.23)	(0.93	) (b)	(0.98	) (b)

Net asset value, end of period	$17.44		$16.87	$17.20	$20.64	$19.31	(b)	$19.36	(b)
Total return	6.37	% (d)	2.68%	(13.15)%	11.58%	4.60%		7.99%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$786,462		$575,986	$344,957	$363,333	$139,995		$67,750
Ratio of expenses to average net assets	0.55	% (e)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income (loss) to average
net assets	4.59	% (e)	4.21%	3.24%	3.43%	4.10%		3.65%
Portfolio turnover rate (f)	3.3%		16.7%	9.2%	12.6%	41.9%		27.6%

(a) Six months ended December 31, 2023.
(b)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
98

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Period ended
	2023(a)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (b)

Net asset value, beginning of period	$17.46		$18.34	$21.57	$19.95	$20.00

Investment Operations:
Net investment income (loss) (c)	0.42		0.87	0.84	0.88	0.03
Net realized and change in unrealized gain (loss)	0.70		(0.75)	(2.98)	1.76	(0.08)
Total from investment operations	1.12		0.12	(2.14)	2.64	(0.05)

Dividends to Shareholders from:
Net investment income	(0.56)		(1.00)	(1.00)	(0.98)	—
Net realized gains	—		—	(0.09)	(0.04)	—
Total dividends to stockholders	(0.56)		(1.00)	(1.09)	(1.02)	—

Net asset value, end of period	$18.02		$17.46	$18.34	$21.57	$19.95
Total return	6.59	% (d)	0.65%	(10.38)%	13.42%	(0.26	)% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,728		$20,081	$21,088	$22,647	$19,948
Ratio of expenses to average net assets	0.60	% (e)	0.60%	0.60%	0.60%	0.60	% (e)
Ratio of net investment income (loss) to average
net assets	4.83	% (e)	4.81%	4.09%	4.15%	4.35	% (e)
Portfolio turnover rate (f)	9.9%		12.8%	6.7%	15.5%	6.3%

(a) Six months ended December 31, 2023.
(b)	Period from June 16, 2020, date operations commenced, through June 30, 2020.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
			99

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal U.S. Mega-Cap ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended
	2023(a)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020

Net asset value, beginning of period	$43.70		$36.61	$39.68	$30.04	$29.07

Investment Operations:
Net investment income (loss) (b)	0.34		0.59	0.68	0.59	0.60
Net realized and change in unrealized gain (loss)	3.22		7.13	(3.05)	9.60	1.00
Total from investment operations	3.56		7.72	(2.37)	10.19	1.60

Dividends to Shareholders from:
Net investment income	(0.48)		(0.63)	(0.70)	(0.55)	(0.63)
Total dividends to stockholders	(0.48)		(0.63)	(0.70)	(0.55)	(0.63)

Net asset value, end of period	$46.78		$43.70	$36.61	$39.68	$30.04
Total return	8.21	% (c)	21.39%	(6.18)%	34.25%	5.62%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$2,039,395		$1,463,854	$1,367,427	$1,958,064	$1,505,046
Ratio of expenses to average net assets (d)	0.12	% (e)	0.12%	0.12%	0.12%	0.12%
Ratio of gross expenses to average net assets	0.15	% (e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average
net assets	1.54	% (e)	1.53%	1.65%	1.67%	2.05%
Portfolio turnover rate (f)	0.2%		28.8%	41.1%	42.9%	42.9%

(a) Six months ended December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Includes reimbursement from Advisor.
(e) Computed on an annualized basis.
(f)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
			100

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-Cap ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Year ended
	2023	(a)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of period	$42.38		$38.04	$46.92	$27.36	$31.43	$33.45

Investment Operations:
Net investment income (loss) (b)	0.27		0.56	0.62	0.54	0.45	0.40
Net realized and change in unrealized gain (loss)	3.60		4.53	(8.90)	19.51	(4.11)	(2.03)
Total from investment operations	3.87		5.09	(8.28)	20.05	(3.66)	(1.63)

Dividends to Shareholders from:
Net investment income	(0.31)		(0.75)	(0.60)	(0.49)	(0.41)	(0.39)
Total dividends to stockholders	(0.31)		(0.75)	(0.60)	(0.49)	(0.41)	(0.39)

Net asset value, end of period	$45.94		$42.38	$38.04	$46.92	$27.36	$31.43
Total return	9.20	% (c)	13.59%	(17.88)%	74.05%	(11.71)%	(4.84)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$461,222		$201,291	$616,265	$1,628,003	$328,305	$355,200
Ratio of expenses to average net assets	0.38	% (d)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average
net assets	1.26	% (d)	1.39%	1.37%	1.39%	1.54%	1.27%
Portfolio turnover rate (e)	2.3%		74.1%	70.6%	93.1%	80.4%	81.9%

(a) Six months ended December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
101

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Value ETF
For a share outstanding:
	Period ended
	December 31,	Year ended	Year ended	Year ended	Year ended	Year ended
	2023(a)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of period	$41.49	$38.90	$42.38	$27.75	$31.99	$32.49

Investment Operations:
Net investment income (loss) (b)	0.57	0.93	1.63	1.16	0.87	0.71
Net realized and change in unrealized gain (loss)	2.21	3.04	(3.89)	14.52	(4.36)	(0.51)
Total from investment operations	2.78	3.97	(2.26)	15.68	(3.49)	0.20

Dividends to Shareholders from:
Net investment income	(0.87)	(1.38)	(1.22)	(1.05)	(0.75)	(0.70)
Total dividends to stockholders	(0.87)	(1.38)	(1.22)	(1.05)	(0.75)	(0.70)

Net asset value, end of period	$43.40	$41.49	$38.90	$42.38	$27.75	$31.99
Total return	6.87% (c)	10.45%	(5.58)%	57.97%	(11.09)%	0.68%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$56,851	$37,340	$215,875	$44,498	$31,907	$14,395
Ratio of expenses to average net assets	0.15% (d)	0.15%	0.15%	0.15%	0.29% (e)	0.29% (e)
Ratio of gross expenses to average net assets	—% (f)	—% (f)	—% (f)	—% (f)	0.32%	0.40%
Ratio of net investment income (loss) to average
net assets	2.78% (d)	2.31%	3.83%	3.31%	2.95%	2.26%
Portfolio turnover rate (g)	58.6%	1.8%	298.2%	44.8%	47.6%	49.2%

(a) Six months ended December 31, 2023.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Includes reimbursement from Advisor.
(f)	Ratio is not applicable as there was no waiver during the period.
(g)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
102

Shareholder Expense Example
	Principal Exchange-Traded Funds
	December 31, 2023 (unaudited)

As a shareholder of Principal Exchange-Traded Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal
Exchange-Traded Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2023 through December 31, 2023, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized	Expenses
		Ending	Expense	Paid During
	Beginning	Account	Ratio	Period
	Account	Value	July 1, 2023 to	July 1, 2023 to
	Value	December 31,	December 31,	December 31,
	July 1, 2023	2023	2023	2023	(a)
Principal Active High Yield ETF
Actual Fund Return	$1,000	$1,073.20	0.39%	$2.03
Hypothetical 5% Annual Return	$1,000	$1,023.18	0.39%	$1.98

Principal Focused Blue Chip ETF (b)
Actual Fund Return	$1,000	$1,141.30	0.58%	$2.92
Hypothetical 5% Annual Return	$1,000	$1,020.77	0.58%	$2.95

Principal Healthcare Innovators ETF
Actual Fund Return	$1,000	$1,010.30	0.42%	$2.12
Hypothetical 5% Annual Return	$1,000	$1,023.03	0.42%	$2.14

Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$1,047.50	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000	$1,024.18	0.19%	$0.97

	103

Shareholder Expense Example
	Principal Exchange-Traded Funds
	December 31, 2023 (unaudited)

			Annualized	Expenses
		Ending	Expense	Paid During
	Beginning	Account	Ratio	Period
	Account	Value	July 1, 2023 to	July 1, 2023 to
	Value	December 31,	December 31,	December 31,
	July 1, 2023	2023	2023	2023(a)
Principal Quality ETF
Actual Fund Return	$1,000	$1,089.40	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000	$1,024.38	0.15%	$0.76

Principal Real Estate Active Opportunities ETF
Actual Fund Return	$1,000	$1,084.40	0.65%	$3.41
Hypothetical 5% Annual Return	$1,000	$1,021.87	0.65%	$3.30

Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$1,063.70	0.55%	$2.85
Hypothetical 5% Annual Return	$1,000	$1,022.37	0.55%	$2.80

Principal Spectrum Tax-Advantaged Dividend Active ETF
Actual Fund Return	$1,000	$1,065.90	0.60%	$3.12
Hypothetical 5% Annual Return	$1,000	$1,022.12	0.60%	$3.05

Principal U.S. Mega-Cap ETF
Actual Fund Return	$1,000	$1,082.10	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000	$1,024.53	0.12%	$0.61

Principal U.S. Small-Cap ETF
Actual Fund Return	$1,000	$1,092.00	0.38%	$2.00
Hypothetical 5% Annual Return	$1,000	$1,023.23	0.38%	$1.93

Principal Value ETF
Actual Fund Return	$1,000	$1,068.70	0.15%	$0.78
Hypothetical 5% Annual Return	$1,000	$1,024.38	0.15%	$0.76

(a)	Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.
(b)	Period from July 12, 2023, date operations commenced, through December 31, 2023.

	PRINCIPAL EXCHANGE-TRADED FUNDS
(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the month of
December 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of
December 2023, the estimated sources of these distributions were as follows:
December 2023

Fund	Net Income	Realized Gain	Capital Sources
Principal Focused Blue Chip ETF	99.65%	0.35%	0.00%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of
1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	105

FUND BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.

Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.

INDEPENDENT BOARD MEMBERS

Name,		Number of Portfolios	Other Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Craig Damos	President, C.P. Damos Consulting LLC (consulting	126	None
Lead Independent Board Member since 2020	services)
Board Member since 2008
Member, Audit Committee
Member, Nominating and Governance
Committee
Member, Executive Committee
1954

Katharin S. Dyer	Founder and Chief Executive Officer, PivotWise	126	Liquidity Services, Inc. (2020-present)
Board Member since 2023	(consulting services) Global Partner, IBM
Member, Operations Committee	(technology company) from 2016-2018
Member, 15(c) Committee
1957

Frances P. Grieb	Retired	126	First Interstate BancSystems, Inc.
Board Member since 2023			(2022-present); Great Western Bancorp,
Member, Audit Committee			Inc. and Great Western Bank (2014-2022)
1960

Fritz S. Hirsch	Interim CEO, MAM USA (manufacturer of infant	126	MAM USA (2011-present)
Board Member since 2005	and juvenile products) from February 2020 to
Member, Nominating and Governance	October 2020
Committee
Member, 15(c) Committee
1951

Victor L Hymes	Founder, CEO, CIO, Legato Capital Management,	126	None
Board Member since 2020	LLC (investment management company)
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957

Padelford L. Lattimer	Managing Partner, TBA Management Consulting	126	None
Board Member since 2020	LLC (management consulting and staffing company)
Chair, Operations Committee
Member, 15(c) Committee
1961

Karen McMillan	Founder/Owner, Tyche Consulting LLC (consulting	126	None
Board Member since 2014	services)
Member, Operations Committee	Managing Director, Patomak Global Partners, LLC
Chair, 15(c) Committee	(financial services consulting) from 2014-2021
Member, Nominating and Governance
Committee
1961

Name,			Number of Portfolios	Other Directorships
Position Held with the Fund Complex,		Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth		During past 5 years	Overseen by Board Member	During Past 5 Years
Elizabeth A. Nickels		Retired	126	SpartanNash (2000-2022)
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962

INTERESTED BOARD MEMBERS

Other
Name,			Number of Portfolios	Directorships
Position Held with the Fund Complex,		Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth		During past 5 years	Overseen by Board Member	During Past 5 Years
Kamal Bhatia		Principal Financial Group*	126	None
Chair and Board Member since 2023		Senior Executive Managing Director – Global Head
Chair, Executive Committee		of Investments – Principal Asset
Chief Executive Officer and President		Management since 2023
1972
Senior Executive Director and Chief Operating
Officer – Principal Asset Management (2019-2023)

President – Principal Funds (2019-2020)

OppenheimerFunds
Senior Vice President (2011-2019)

Patrick G. Halter		Principal Financial Group*	126	None
Board Member since 2017		President and Chief Executive Officer – Principal
Member, Executive Committee		Asset Management since 2022
1959
President – Principal Global Asset
Management (2020-2022)

Chief Executive Officer and President – Principal
Global Investors, LLC (2018-2020)

Kenneth A. McCullum		Principal Financial Group*	126	None
Board Member since 2023		Executive Vice President and Chief Risk Officer
1964		since 2023

Senior Vice President and Chief Risk Officer (2020-
2023)

Vice President and Chief Actuary (2015-2020)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392	.

107

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
George Djurasovic	Principal Financial Group*
Vice President and General Counsel	Vice President and General Counsel – Principal
Des Moines, IA 50392	Asset Management since 2022
1971
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib	Principal Financial Group*
Assistant Tax Counsel	Counsel (2021)
Des Moines, IA 50392
1963

Transamerica
Tax Counsel (2016-2021)
Beth Graff	Principal Financial Group*
Vice President and Assistant Controller	Director – Fund Accounting since 2016
Des Moines, IA 50392
1968
Gina L. Graham	Principal Financial Group*
Treasurer	Vice President and Treasurer since 2016
Des Moines, IA 50392
1965
Megan Hoffmann	Principal Financial Group*
Vice President and Controller	Director – Accounting since 2020
Des Moines, IA 50392	Assistant Director – Accounting (2017-2020)
1979
Laura B. Latham	Principal Financial Group*
Counsel and Assistant Secretary	Assistant Counsel and Assistant Secretary – Fund
Des Moines, IA 50392	Complex (2018-2023)
1986	Counsel since 2018
Diane K. Nelson	Principal Financial Group*
AML Officer	Chief Compliance Officer/AML Officer since 2015
Des Moines, IA 50392
1965
Tara Parks	Principal Financial Group*
Vice President and Assistant Controller	Director – Accounting since 2019
Des Moines, IA 50392
1983
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack	Principal Financial Group*
Counsel and Assistant Secretary	Assistant Counsel and Assistant Secretary – Fund
Des Moines, IA 50392	Complex (2022-2023)
1987	Counsel since 2022

The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece	Principal Financial Group*
Vice President and Chief Operating Officer	Vice President and Controller – Fund Complex
Des Moines, IA 50392	(2016-2021)
1975	Managing Director – Global Funds Ops since 2021
Director - Accounting (2015-2021)

Teri R. Root	Principal Financial Group*

108

Name,
Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Chief Compliance Officer	Chief Compliance Officer – Funds since 2018
Des Moines, IA 50392	Vice President since 2015
1979

Michael Scholten	Principal Financial Group*
Chief Financial Officer	Assistant Vice President and Actuary since 2021
Des Moines, IA 50392	Chief Financial Officer – Funds/Platforms (2015-
1979	2021)
Adam U. Shaikh	Principal Financial Group*
Vice President and Assistant General Counsel,	Assistant Counsel – Fund Complex (2006-2023)
and Assistant Secretary	Assistant General Counsel since 2018
Des Moines, IA 50392
1972
John L. Sullivan	Principal Financial Group*
Counsel and Assistant Secretary	Assistant Counsel and Assistant Secretary – Fund
Des Moines, IA 50392	Complex (2019-2023)
1970	Assistant General Counsel since 2023
Counsel (2019 – 2023)
Prior thereto, Attorney in Private Practice
Dan L. Westholm	Principal Financial Group*
Assistant Treasurer	Assistant Vice President-Treasury since 2013
Des Moines, IA 50392
1966
Beth C. Wilson	Principal Financial Group*
Vice President and Secretary	Director and Secretary – Funds since 2007
Des Moines, IA 50392
1956
Jared A. Yepsen	Principal Financial Group*
Assistant Tax Counsel	Assistant General Counsel since 2023
Des Moines, IA 50392	Counsel (2015 – 2023)
1981

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.

The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election
109

of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member.  In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.

The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectuses date November 1, 2022 and as supplemented and the Statement of Additional Information dated November 1, 2022 as amended and restated July 10, 2023, and as supplemented. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, CO 80203 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/ETFprospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds
(“PETF”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds; and (2) approval of an amended and restated sub-advisory agreement between
Principal Global Investors, LLC and Principal Real Estate Investors, LLC for the Principal Real Estate
Active Opportunities ETF and an amended and restated sub-advisory agreement between Principal Global
Investors, LLC and Spectrum Asset Management, Inc. for the Principal Spectrum Tax-Advantaged
Dividend Active ETF.

Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements

At its September 13, 2023 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreement for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the
Principal Global Investors, LLC (the “Manager”) and PETF, on behalf of each of the fifteen (15) series of
PETF (each series is referred to as a “Fund”); and (2) the Sub-Advisory Agreement between the Manager and each of Principal Real Estate Investors, LLC (“Principal-REI”) and Spectrum Asset Management Inc.
(“Spectrum”) (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory
Agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, investment advisory fees, total expenses, profitability from the Advisory Agreements to the
Manager and information about economies of scale and fall out benefits. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory
Agreements. For the Principal Focused Blue Chip ETF, which began operations after the previous annual evaluation of the Advisory Agreements in September 2022, the Board considered that the Fund had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the Advisory Agreements for the Fund, as updated, along with such additional information as the Board requested. The Board reviewed the materials provided and, with the assistance of independent legal counsel, concluded that they were provided information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management
Agreement, including accounting and administrative services, as applicable. The Board considered the

111

experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the
Management Agreement. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-
affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2023 and the blended investment return
(50%/50%) of the three- and five-year periods ended March 31, 2023, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2023, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31,
2023, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s)
and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds for which they received regular reporting and concluded that the Manager has in place an effective due diligence process to monitor investment performance, and to encourage remedial action if necessary.

Fees and Expenses

The Board considered each Fund’s effective unitary management fee rate. For each Fund, the Board received certain information from Broadridge including comparing the contractual and effective unitary management fee rates and total expense ratio for the Fund’s commons shares to investment advisory fee rates and expense ratios of funds in an appropriate Expense Group and Expense Universe provided by Broadridge.

In evaluating the effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, comparison to fee rates of peer group funds and other funds and non-
fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered that certain Funds with similar investment strategies and policies as certain mutual funds managed by the Manager have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third

112

quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each
Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager, received under the Management
Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2022. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2022. The Board concluded that the management fee for each
Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board noted that the Funds pay a unitary fee and determined that no breakpoints are necessary at this time, due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Other Benefits to Manager

The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that, on the basis of the information provided, the indirect benefits received by the Manager and its affiliates were appropriate.

Special Circumstances

For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the
Board included within their considerations certain other actions taken by the Board.

With regard to PETF Principal Millennial Global Growth ETF, it was noted that the Board had approved the liquidation of the Fund. The Board noted that the effective net management fee rate and the total net expense ratio on the basis of common shares were in the first quartile (each was at the 1st percentile) in the
Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until its liquidation.

With regard to PETF Principal U.S. Large-Cap Adaptive Multi-Factor ETF, it was noted that the Board had approved the liquidation of the Fund. The Board noted that the effective net management fee rate and the total net expense ratio on the basis of common shares were in the first quartile (each was at the 1st percentile) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until its liquidation.

With regard to PETF Principal U.S. Small-Cap Adaptive Multi-Factor ETF, it was noted that the Board had approved the liquidation of the Fund. The Board noted that the effective net management fee rate and the

113

total net expense ratio on the basis of common shares were in the first quartile (each was at the 1st percentile) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until its liquidation.

With regard to PETF Principal International Adaptive Multi-Factor ETF, it was noted that the Board had approved the liquidation of the Fund. The Board noted that the effective net management fee rate and the total net expense ratio on the basis of common shares were in the second quartile (each was at the 50th percentile) in the Expense Group and that the renewal of the Management Agreement would allow the Fund to operate until its liquidation.

Sub-Advisory Agreements

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services provided under each Sub-Advisory
Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements were satisfactory.

Investment Performance

As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Fees, Economies of Scale and Profitability

For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-
advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fees or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the sub-advisory fees were reasonable.

114

Other Benefits to Sub-Advisors

The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Approval of Amended Sub-Advisory Agreements for the Principal Real Estate Active
Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, and the Principal
Spectrum Tax-Advantaged Dividend Active ETF

On December 12, 2023, the Board met to consider:

• For Principal Real Estate Active Opportunities ETF (a “Fund”), the approval of an amended and restated sub-advisory agreement (a “Sub-Advisory Agreement”) between Principal Global
Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (a “Sub-Advisor”)
in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement; and

• For Principal Spectrum Preferred Securities Active ETF and Principal Spectrum Tax-
Advantaged Dividend Active ETF (each a “Fund”), the approval of an amended and restated
sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Spectrum
Asset Management, Inc. (a “Sub-Advisor”) in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement.

The Board reviewed materials received from the Manager regarding the proposed amendments to the
Funds’ respective Sub-Advisory Agreements and noted that because the proposed amendments related only to non-financial terms of the Sub-Advisory Agreements and because sub-advisory fees were paid by the
Manager, the amendments would not change the management fee rates paid by the Funds. The Board noted
the Manager's statement that the amendments were intended to update certain language in the Sub-Advisory
Agreements to conform to the current sub-advisory agreement template. The Board considered the
Manager’s representation that the amendments would not reduce the quality or quantity of the services each
Sub-Advisor provides to the applicable Fund(s) and that each Sub-Advisor’s obligations under the applicable Sub-Advisory Agreement would remain the same in all material respects.

The Board considered that they had last approved each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board’s September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of each Sub-Advisory Agreement were reasonable and that approval of each Sub-Advisory Agreement was in the best interests of the applicable
Fund.

115

Based upon all of the information considered, the Board concluded that it was in the best interests of each
Fund to approve the applicable amended and restated Sub-Advisory agreement and, accordingly, recommended the approval of the amended and restated Sub-Advisory Agreements.

116

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ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	2/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date	2/8/2024
By	s/ Michael Scholten

Michael Scholten, Chief Financial Officer

Date 2/8/2024